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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                    Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2013 through January 31, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Ibbotson Asset
                        Allocation Series

--------------------------------------------------------------------------------
                        Semiannual Report | January 31, 2014
--------------------------------------------------------------------------------

                        Ticker Symbols:

                               Conservative   Moderate     Growth    Aggressive
                                Allocation   Allocation  Allocation  Allocation
                        Class      Fund         Fund        Fund        Fund
                        -----      ----         ----        ----        ----
                          A        PIAVX        PIALX       GRAAX       PIAAX
                          B        PIBVX        PIBLX       GRABX       IALBX
                          C        PICVX        PIDCX       GRACX       IALCX
                          Y        IBBCX        IMOYX       IBGYX       IBAYX


                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Fund Reviews                                                                   8

Comparing Ongoing Fund Expenses                                               10

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       41

Financial Statements                                                          49

Notes to Financial Statements                                                 71

Approval of Investment Advisory and Sub-Advisory Agreements                   82

Trustees, Officers and Service Providers                                     102

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 1

President's Letter

Dear Shareowner,

When we look into 2014, we foresee U.S. economic growth matching or exceeding 2013 levels. While unemployment remains high, employment has been rising steadily. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only moderately, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. Tax hikes, spending restraint and a better economy have meaningfully cut the federal budget deficit. A modestly improving European economy, continuing economic improvement in Japan, and a "soft landing" of growth in China appear likely to result in improving global growth in 2014, further supporting the U.S. economy. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation, making it possible for the Federal Reserve (the Fed) to continue its accommodative monetary policies.

After observing the strengthening economic trends, the Fed decided in December 2013 to start scaling back its QE (quantitative easing) program, but also said that short-term interest rates are likely to remain near zero for some time to come, given that inflation remains subdued and unemployment remains high.

The U.S. government's partial shutdown in October 2013 rattled the markets to a degree, but does not appear to have had a significant negative impact on the economy or capital markets. As the year drew to a close, leaders in Washington reached a bipartisan budget agreement that establishes top-line government spending levels for the next two fiscal years, a move which should help to defuse the threat of another shutdown. That certainly was welcome news for investors who had grown weary of infighting in Washington and wary of the risks the policy uncertainty caused.

There are certainly risks and uncertainties facing the global economy as we head into 2014. The European economy, while improving, remains weak, the Japanese economy faces a tax hike this spring, and a number of emerging market countries are experiencing difficulties. There are also geopolitical worries abroad and the aforementioned political fights at home. While most of the widely recognized risks we've outlined may already be "priced into" the market, we believe investors should continue to expect market volatility.

*   Dividends are not guaranteed.

2 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 3

Portfolio Management Discussion | 1/31/14

In the following interview, portfolio manager Brian Huckstep, CFA, Ibbotson Associates, Inc., sub-adviser to the Pioneer Ibbotson Asset Allocation Series funds, discusses the market environment and the investment strategies that applied to the funds during the six-month period ended January 31, 2014.

Q How would you describe the economic and market backdrop during the six-month period ended January 31, 2014?

A As the period opened, investors seemed to have put into perspective the likely extent and impact of the inevitable reduction in monetary policy accommodation by the Federal Reserve (the Fed). U.S. Treasury rates generally drifted higher during the period, but the change did not impede equity market gains. Positive market sentiment was supported by continued signs of strengthening in the U.S. economy. Abroad, while slowing economic growth in China remained a concern, a consensus seemed to emerge that Europe was finally pulling out of recession. The good news on the domestic economic front was capped in December 2013 by an upward revision in gross domestic product (GDP) growth for the third quarter, to 4.1%. Also in December, the improved tone among lawmakers in Washington concerning U.S. budget talks, which resulted in a bipartisan agreement establishing top-line spending levels for the next two fiscal years, also fueled optimism. The net result was a strong finish to 2013 for stocks, with most broad U.S. equity indices providing returns in the 10% range for the final three months of the year.

    Market sentiment would change, however, in January 2014. U.S. economic data, as gauged by key employment and manufacturing indicators, came in below expectations; China's manufacturing data showed also signs of contracting, causing emerging markets equities to swoon and yield spreads on sovereign-debt instruments to widen. As emerging markets currencies dipped along with other asset classes tied to the emerging economies, many investors saw a threat to the profitability of U.S. multinational corporations doing business in those nations. The net result was that in January most broad stock market indices gave up roughly half their gains attained during the first five months of the six-month period.

    For the full six-month period, the U.S. equity market, as measured by the Standard & Poor's 500 Index (the S&P 500), returned 6.85%, modestly lagging international equities, which gained 7.51% as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) ND Index. Within the U.S. market, small-capitalization stocks modestly outperformed their large-cap counterparts, while growth stocks significantly outperformed across all market capitalizations. Domestic bonds, as measured by the Barclays Aggregate Bond Index (the Barclays Index), the most popular measure of the performance of the U.S. bond market, returned 1.78% for the six-month period.

4 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Q What were the considerations and tactical shifts that you applied to the Pioneer portfolios in allocating their assets during the six-month period ended January 31, 2014?

A Overall during the six-month period, our tactical emphases within the portfolios continued to be defensive, which detracted from benchmark-relative performance. Throughout the period, we maintained an underweight to equities within the portfolios. The positioning decision was initially driven by our concerns over the subpar U.S. economic recovery (as of the beginning of the period last summer), as well as the ongoing economic difficulties in Europe. While the tilt away from equities helped to mitigate the negative effects on the portfolios of the equity market reversal in January 2014, it constrained the funds' returns, to a certain degree, during the full six-month period. We have maintained the overall underweight to equities within the portfolios, in light of what appears to be a softening in company fundamentals combined with what, in our view, are excessive equity valuations.

    Within domestic equities, the portfolios are overweight to large caps as compared with both small caps and real estate investment trusts (REITs). The positioning reflects our view that large-cap firms, overall, are in the best position to weather an uncertain economic climate and a potential lowering of earnings expectations. While underweighting the portfolios to REITs proved beneficial for the funds' performance during the six-month period, that positive factor was offset somewhat by our decision to underweight small-cap stocks in relation to large caps. Finally, we have long viewed international equities as offering somewhat better value than the U.S. equity market, and so we maintained a tilt within the portfolios' overall equity allocations in favor of international stocks. That positioning had more or less a neutral effect on the funds' returns during the six-month period given that performance of both the broad international stock market and the U.S. markets were roughly comparable.

    Within the fixed-income sleeves of the portfolios, we underweighted longer-term bonds. The underweight helped the funds' relative returns for most of the six-month period as bonds with longer maturities were negatively affected by rising interest rates. For the full six-month period, however, the positioning was a relatively neutral performance factor given the decline in Treasury yields during January 2014. Our decision to trim the portfolios' exposures to lower-rated, high-yield corporate bonds was a modest negative performance factor, as having more exposure to credit sectors was rewarded in the optimistic market environment driven by an improving economy, which prevailed for most of the period.

Q What factors are you watching most closely as you determine strategy for the Portfolios going forward?

A For some time, we have viewed key sentiment indicators in the equity markets as pointing to excessive optimism. January's decline aside, investor positioning overall also has appeared strongly biased towards further

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 5 strength in stock markets. This is against a backdrop of what we see as challenged corporate fundamentals, with moderate earnings growth and stretched margins prevailing across most industries. As a consequence, the recent upward move in equity markets has mostly come from significant multiple expansions.

    Overall, stocks continue to appear to us to be trading at significantly overvalued levels, with U.S. stocks the most overvalued. Valuations of international stocks, we believe, continue to be more reasonable than those of U.S. stocks, but have become less attractive following their recent strong performance. Emerging markets equities have lagged the developed markets, as sustained outflows from the asset class have taken their toll. While growth has slowed across the emerging economies, based on our assessment of fair value, equities in the emerging markets are attractive relative to those in the developed markets.

    Within fixed-income, the risk/reward profile for most assets remains unattractive in our view. Investment-grade corporate bonds continue to offer better value than government bonds, but tighter credit spreads and a growing focus on the part of companies on increasing returns to equity shareholders have reduced their appeal. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) High-yield and emerging markets bonds are somewhat more attractively valued within the context of current low default rates, but these assets present meaningful downside risks over the longer term as default rates eventually normalize. Against this backdrop, we expect to maintain the portfolios' exposures to short-term bonds at levels above our long-term strategic targets.

    It is possible that the recent levels of investor exuberance may continue in the short term as fundamentals are seemingly overlooked and central banks continue to take strong measures to act as a backstop for the markets. At some point, however, the focus will return to the true fundamental quality of assets. We expect the result will be to highlight for investors how expensive many assets have become, particularly given the significant challenges faced by the global economy.

    Given this outlook, we believe is it is wise to allow for a margin of safety in positioning the Pioneer portfolios. We will continue to closely monitor the economic backdrop as we manage the portfolios within their strategic asset allocation guidelines.

6 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Please refer to the Schedule of Investments on pages 41-48 for a full listing of fund securities.

Each portfolio in the Ibbotson Asset Allocation Series is a "fund-of-funds" which seeks to achieve its investment objectives by investing in other funds, rather than direct positions in securities. In addition to the Fund's operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. The Fund's performance depends on the adviser's skill in determining the strategic asset allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Each of the underlying funds has its own investment risks. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets are subject to additional risks, including that they may be less liquid and more volatile than U.S. markets; these risks may be magnified in emerging markets. Some of the underlying funds can invest in high-yield securities and/or small/emerging growth companies, which are generally subject to greater volatility than higher-grade securities and/or more-established companies.

These risks may increase share price volatility.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 7

Fund Reviews | 1/31/14

Portfolio Reviews

Conservative Allocation

The Fund's Class A shares returned 3.12% at net asset value during the six-month period ended January 31, 2014, while the S&P 500 returned 6.85% and the Barclays Index returned 1.78%. During the same period, the average return of the 739 mutual funds in Morningstar's Conservative Allocation Funds category was 2.93%, and the average return of the 364 mutual funds in Lipper's Mixed-Asset Target Conservative Allocation Funds category was 2.97%.

At period end, the Fund was targeting an asset allocation of 31% to equities and 69% to fixed income, compared with a neutral allocation of 30% equities and 70% fixed income. Within the fixed-income portion of the portfolio, the largest position was in Pioneer Bond Fund, at 24.5% of total invested assets on January 31, 2014, followed by Pioneer Short Term Income Fund, at 16%, and Pioneer Strategic Income Fund, at 10.6%. The largest equity position in the portfolio at period end was in Pioneer International Value Fund, at 8.2% of total invested assets.

Moderate Allocation

The Fund's Class A shares returned 4.67% at net asset value during the six-month period ended January 31, 2014, while the S&P 500 returned 6.85% and the Barclays Index returned 1.78%. During the same period, the average return of the 902 mutual funds in Morningstar's Moderate Allocation Funds category was 4.53%, and the average return of the 546 mutual funds in Lipper's Mixed-Asset Target Moderate Allocation Funds category was 4.24%.

At period end, the Fund was targeting an asset allocation of 61% to equities and 39% to fixed income, compared with a neutral allocation of 60% equities and 40% fixed income. Within the fixed-income portion of the portfolio, the largest position was in Pioneer Bond Fund, at 12.1% of total invested assets on January 31, 2014, followed by Pioneer Short Term Income Fund, at 10.2%. The largest equity position in the portfolio at period end was in Pioneer International Value Fund, at 12.7% of total invested assets, followed by Pioneer Global Equity Fund, at 8.9%, and Pioneer Mid Cap Value Fund, at 6.3%.

Growth Allocation

The Fund's Class A shares returned 5.21% at net asset value during the six-month period ended January 31, 2014, while the S&P 500 returned 6.85% and the Barclays Index returned 1.78%. During the same period, the average return of the 420 mutual funds in Morningstar's Aggressive Allocation Funds category was 5.51%, and the average return of the 581 mutual funds in Lipper's Mixed-Asset Target Growth Allocation Funds category was 5.10%.

8 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

At period end, the Fund was targeting an asset allocation of 74% to equities and 26% to fixed income, compared with a neutral allocation of 70% equities and 30% fixed income. Within the equity portion of the portfolio, the largest position was in Pioneer International Value Fund, at 14.3% of total invested assets on January 31, 2014, followed by Pioneer Global Equity Fund, at 10.2%, and Pioneer Mid Cap Value Fund, at 7.1%. Within the fixed-income portion of the portfolio, the largest position at period end was in Pioneer Bond Fund, at 10.2% of total invested assets, followed by Pioneer Short Term Income Fund, at 6.9%.

Aggressive Allocation

The Fund's Class A shares returned 5.59% at net asset value during the six-month period ended January 31, 2014, while the S&P 500 returned 6.85% and the Barclays Index returned 1.78%. During the same period, the average return of the 420 mutual funds in Morningstar's Aggressive Allocation Funds category was 5.51%, and the average return of the 834 mutual funds in Lipper's Multi-Cap Core Funds category was 7.32%.

At period end, the Fund was targeting an asset allocation of 88% to equities and 12% to fixed income, compared with a neutral allocation of 90% equities and 10% fixed income. Within the equity portion of the portfolio, the largest position was in Pioneer International Value Fund, at 19.1% of total invested assets on January 31, 2014, followed by Pioneer Global Equity Fund, at 11.5%, and Pioneer Mid Cap Value Fund, at 9.5%. Within the fixed-income portion of the portfolio, the largest position at period end was in Pioneer Bond Fund, at 5.5% of total invested assets.

        Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 9

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,031.20      $1,027.90      $1,028.10      $1,032.50
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    7.73      $   12.37      $   11.40          $7.24
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.42%, 2.23% and 1.42% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

10 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,017.59      $1,013.01      $1,013.96      $1,018.05
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    7.68      $   12.28      $   11.32      $    7.22
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.42%, 2.23% and 1.42% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 11

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,046.70      $1,042.80      $1,043.20      $1,047.50
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    7.53      $   12.05      $   11.07      $    5.99
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.46%, 2.34%, 2.15% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

12 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,017.85      $1,013.41      $1,014.37      $1,019.36
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    7.43      $   11.88      $   10.92      $    5.90
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.46%, 2.34%, 2.15% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 13

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,052.10      $1,047.70      $1,048.50      $1,053.80
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    7.81      $   12.49      $   11.36      $    6.16
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.42%, 2.20% and 1.19% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

14 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,017.59      $1,013.01      $1,014.12      $1,019.21
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    7.68      $   12.28      $   11.17      $    6.06
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.42%, 2.20% and 1.19% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 15

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,055.90      $1,052.00      $1,052.20      $1,058.40
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    8.71      $   13.09      $   12.31      $    7.00
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.68%, 2.53%, 2.38% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

16 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from August 1, 2013 through January 31, 2014.

--------------------------------------------------------------------------------
Share Class                   A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value on 8/1/13
--------------------------------------------------------------------------------
Ending Account Value      $1,016.74      $1,012.45      $1,013.21      $1,018.40
(after expenses)
on 1/31/14
--------------------------------------------------------------------------------
Expenses Paid             $    8.54      $   12.83      $   12.08      $    6.87
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.68%, 2.53%, 2.38% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 184/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 17

Prices and Distributions | 1/31/14

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/14                          7/31/13
--------------------------------------------------------------------------------
           A                          $11.42                           $11.42
--------------------------------------------------------------------------------
           B                          $11.27                           $11.18
--------------------------------------------------------------------------------
           C                          $11.12                           $11.09
--------------------------------------------------------------------------------
           Y                          $10.94                           $10.86
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/14                          7/31/13
--------------------------------------------------------------------------------
           A                          $12.06                           $11.72
--------------------------------------------------------------------------------
           B                          $11.75                           $11.31
--------------------------------------------------------------------------------
           C                          $11.24                           $10.92
--------------------------------------------------------------------------------
           Y                          $12.19                           $11.86
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/14                          7/31/13
--------------------------------------------------------------------------------
           A                          $12.78                           $12.32
--------------------------------------------------------------------------------
           B                          $11.43                           $10.93
--------------------------------------------------------------------------------
           C                          $12.10                           $11.65
--------------------------------------------------------------------------------
           Y                          $13.03                           $12.56
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
         Class                       1/31/14                          7/31/13
--------------------------------------------------------------------------------
           A                          $13.04                           $12.47
--------------------------------------------------------------------------------
           B                          $12.33                           $11.72
--------------------------------------------------------------------------------
           C                          $12.39                           $11.83
--------------------------------------------------------------------------------
           Y                          $13.12                           $12.49
--------------------------------------------------------------------------------

18 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Distributions per Share: 7/31/13-1/31/14
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
                     Net Investment         Short-Term            Long-Term
        Class            Income           Capital Gains         Capital Gains
--------------------------------------------------------------------------------
          A             $0.3586                $--                  $--
--------------------------------------------------------------------------------
          B             $0.2232                $--                  $--
--------------------------------------------------------------------------------
          C             $0.2834                $--                  $--
--------------------------------------------------------------------------------
          Y             $0.2724                $--                  $--
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                     Net Investment         Short-Term            Long-Term
        Class            Income           Capital Gains         Capital Gains
--------------------------------------------------------------------------------
          A             $0.2108                $--                  $--
--------------------------------------------------------------------------------
          B             $0.0445                $--                  $--
--------------------------------------------------------------------------------
          C             $0.1539                $--                  $--
--------------------------------------------------------------------------------
          Y             $0.2380                $--                  $--
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                     Net Investment         Short-Term            Long-Term
        Class            Income           Capital Gains         Capital Gains
--------------------------------------------------------------------------------
          A             $0.1855                $--                  $--
--------------------------------------------------------------------------------
          B             $0.0218                $--                  $--
--------------------------------------------------------------------------------
          C             $0.1181                $--                  $--
--------------------------------------------------------------------------------
          Y             $0.2097                $--                  $--
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                     Net Investment         Short-Term            Long-Term
        Class            Income           Capital Gains         Capital Gains
--------------------------------------------------------------------------------
          A             $0.1308                $--                  $--
--------------------------------------------------------------------------------
          B             $    --                $--                  $--
--------------------------------------------------------------------------------
          C             $0.0589                $--                  $--
--------------------------------------------------------------------------------
          Y             $0.1020                $--                  $--
--------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 19

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad U.S. stock market. The Barclays Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30, 32-35 and 37-40.

20 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Portfolio Summary | 1/31/14
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                  70%
Equity                                        30%

Actual Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                69.1%
U.S. Equity                                 17.6%
International Equity                        13.3%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.10%
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     3.06
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         2.07
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           2.07
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    2.07
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         1.07
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 1.04
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         1.04
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            1.04
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    1.03
--------------------------------------------------------------------------------

International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                   8.16%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         4.12
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      1.02
--------------------------------------------------------------------------------

Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 24.54%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    15.98
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                     10.62
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     6.32
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        4.24
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            3.17
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund Class Y                             2.12
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class Y                                         1.06
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund Class Y                         1.06
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 21

Performance Update | 1/31/14                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Ibbotson Conservative Allocation Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                                            Public
                        Net Asset           Offering
Period                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                4.73%               4.03%
5 Years                 10.14                8.85
1 Year                   5.62               -0.45
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.48%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson                 Barclays Aggregate     Standard & Poor's
                    Conservative Allocation Fund     Bond Index             500 Index
5/31/2005           $   9,425                        $  10,000              $  10,000
1/31/2006           $   9,900                        $  10,047              $  10,872
1/31/2007           $  10,542                        $  10,477              $  12,448
1/31/2008           $  10,820                        $  11,400              $  12,160
1/31/2009           $   8,617                        $  11,695              $   7,465
1/31/2010           $  10,819                        $  12,690              $   9,938
1/31/2011           $  12,015                        $  13,332              $  12,145
1/31/2012           $  12,212                        $  14,487              $  12,654
1/31/2013           $  13,222                        $  14,862              $  14,775
1/31/2014           $  13,966                        $  14,880              $  17,953

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

22 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Ibbotson Conservative Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005                3.83%               3.83%
5 Years                  9.20                9.20
1 Year                   4.76                0.76
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        2.32%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson                 Barclays Aggregate     Standard & Poor's
                    Conservative Allocation Fund     Bond Index             500 Index
5/31/2005           $  10,000                        $  10,000              $  10,000
1/31/2006           $  10,448                        $  10,047              $  10,872
1/31/2007           $  11,027                        $  10,477              $  12,448
1/31/2008           $  11,210                        $  11,400              $  12,160
1/31/2009           $   8,847                        $  11,695              $   7,465
1/31/2010           $  11,000                        $  12,690              $   9,938
1/31/2011           $  12,117                        $  13,332              $  12,145
1/31/2012           $  12,218                        $  14,487              $  12,654
1/31/2013           $  13,115                        $  14,862              $  14,775
1/31/2014           $  13,739                        $  14,880              $  17,953

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 23

Performance Update | 1/31/14                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Ibbotson Conservative Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005               3.85%               3.85%
5 Years                 9.28                9.28
1 Year                  4.99                4.99
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        2.22%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson                 Barclays Aggregate     Standard & Poor's
                    Conservative Allocation Fund     Bond Index             500 Index
5/31/2005           $  10,000                        $  10,000              $  10,000
1/31/2006           $  10,439                        $  10,047              $  10,872
1/31/2007           $  11,029                        $  10,477              $  12,448
1/31/2008           $  11,223                        $  11,400              $  12,160
1/31/2009           $   8,843                        $  11,695              $   7,465
1/31/2010           $  10,985                        $  12,690              $   9,938
1/31/2011           $  12,128                        $  13,332              $  12,145
1/31/2012           $  12,231                        $  14,487              $  12,654
1/31/2013           $  13,129                        $  14,862              $  14,775
1/31/2014           $  13,784                        $  14,880              $  17,953

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

24 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Ibbotson Conservative Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
5/12/2005               3.65%               3.65%
5 Years                 8.87                8.87
1 Year                  5.18                5.18
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        2.14%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                    Pioneer Ibbotson                 Barclays Aggregate     Standard & Poor's
                    Conservative Allocation Fund     Bond Index             500 Index
5/31/2005           $ 5,000,000                      $ 5,000,000            $ 5,000,000
1/31/2006           $ 5,263,864                      $ 5,023,369            $ 5,435,945
1/31/2007           $ 5,591,061                      $ 5,238,604            $ 6,224,088
1/31/2008           $ 5,726,575                      $ 5,700,033            $ 6,080,128
1/31/2009           $ 4,423,927                      $ 5,847,553            $ 3,732,378
1/31/2010           $ 5,330,149                      $ 6,344,969            $ 4,969,179
1/31/2011           $ 5,937,406                      $ 6,666,058            $ 6,072,375
1/31/2012           $ 6,008,680                      $ 7,243,481            $ 6,326,910
1/31/2013           $ 6,433,159                      $ 7,430,763            $ 7,387,467
1/31/2014           $ 6,766,675                      $ 7,439,973            $ 8,976,294

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on October 5, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 25

Portfolio Summary | 1/31/14
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                       60%
Fixed Income                                 40%

Actual Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                 39.0%
U.S. Equity                                  35.0%
International Equity                         26.0%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         6.26%
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            5.66
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     5.13
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.32
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    3.25
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 3.19
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.53
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           2.17
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         2.12
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    1.39
--------------------------------------------------------------------------------

International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  12.71%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                         8.88
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      4.45
--------------------------------------------------------------------------------

Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 12.06%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                    10.16
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     4.15
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                      3.80
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        3.78
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            2.04
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund Class Y                             1.96
--------------------------------------------------------------------------------
Pioneer Multi-Asset Ultrashort Income Fund Class Y                         0.99
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Ibbotson Moderate Allocation Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                                            Public
                        Net Asset           Offering
Period                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 5.72%               5.07%
5 Years                 13.12               11.80
1 Year                  10.32                3.96
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.45%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer Ibbotson            Barclays Aggregate    Standard & Poor's
                   Moderate Allocation Fund    Bond Index            500 Index
8/31/2004          $   9,425                   $  10,000             $  10,000
1/31/2005          $  10,077                   $  10,186             $  10,772
1/31/2006          $  11,175                   $  10,369             $  11,890
1/31/2007          $  12,183                   $  10,814             $  13,613
1/31/2008          $  12,134                   $  11,766             $  13,299
1/31/2009          $   8,455                   $  12,071             $   8,164
1/31/2010          $  11,158                   $  13,097             $  10,869
1/31/2011          $  12,883                   $  13,760             $  13,282
1/31/2012          $  12,954                   $  14,952             $  13,838
1/31/2013          $  14,200                   $  15,339             $  16,158
1/31/2014          $  15,665                   $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 27

Performance Update | 1/31/14                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Ibbotson Moderate Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 4.53%               4.53%
5 Years                 12.23               12.23
1 Year                   9.40                5.40
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross               Net
--------------------------------------------------------------------------------
                        2.37%               2.31%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer Ibbotson            Barclays Aggregate    Standard & Poor's
                   Moderate Allocation Fund    Bond Index            500 Index
8/31/2004          $  10,000                   $  10,000             $  10,000
1/31/2005          $  10,519                   $  10,186             $  10,772
1/31/2006          $  11,553                   $  10,369             $  11,890
1/31/2007          $  12,486                   $  10,814             $  13,613
1/31/2008          $  12,332                   $  11,766             $  13,299
1/31/2009          $   8,521                   $  12,071             $   8,164
1/31/2010          $  11,162                   $  13,097             $  10,869
1/31/2011          $  12,777                   $  13,760             $  13,282
1/31/2012          $  12,736                   $  14,952             $  13,838
1/31/2013          $  13,866                   $  15,339             $  16,158
1/31/2014          $  15,169                   $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

28 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Ibbotson Moderate Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 4.52%               4.52%
5 Years                 12.32               12.32
1 Year                   9.64                9.64
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        2.13%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                   Pioneer Ibbotson            Barclays Aggregate    Standard & Poor's
                   Moderate Allocation Fund    Bond Index            500 Index
8/31/2004          $  10,000                   $  10,000             $  10,000
1/31/2005          $  10,653                   $  10,186             $  10,772
1/31/2006          $  11,701                   $  10,369             $  11,890
1/31/2007          $  12,658                   $  10,814             $  13,613
1/31/2008          $  12,517                   $  11,766             $  13,299
1/31/2009          $   8,655                   $  12,071             $   8,164
1/31/2010          $  11,336                   $  13,097             $  10,869
1/31/2011          $  12,993                   $  13,760             $  13,282
1/31/2012          $  12,968                   $  14,952             $  13,838
1/31/2013          $  14,113                   $  15,339             $  16,158
1/31/2014          $  15,473                   $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 29

Performance Update | 1/31/14                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Ibbotson Moderate Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 6.17%               6.17%
5 Years                 13.60               13.60
1 Year                  10.63               10.63
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                   Pioneer Ibbotson            Barclays Aggregate    Standard & Poor's
                   Moderate Allocation Fund    Bond Index            500 Index
8/31/2004          $ 5,000,000                 $ 5,000,000           $ 5,000,000
1/31/2005          $ 5,345,025                 $ 5,093,214           $ 5,385,956
1/31/2006          $ 5,944,151                 $ 5,184,668           $ 5,944,789
1/31/2007          $ 6,504,958                 $ 5,406,815           $ 6,806,710
1/31/2008          $ 6,501,474                 $ 5,883,059           $ 6,649,275
1/31/2009          $ 4,569,473                 $ 6,035,316           $ 4,081,758
1/31/2010          $ 6,075,295                 $ 6,548,703           $ 5,434,335
1/31/2011          $ 7,043,805                 $ 6,880,102           $ 6,640,799
1/31/2012          $ 7,107,400                 $ 7,476,066           $ 6,919,159
1/31/2013          $ 7,813,689                 $ 7,669,361           $ 8,078,994
1/31/2014          $ 8,644,438                 $ 7,678,866           $ 9,816,546

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

30 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Portfolio Summary | 1/31/14
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                 70%
Fixed Income                           30%

Actual Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Equity                          43.6%
International Equity                 30.7%
Fixed Income                         25.7%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         7.14%
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     5.83
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 5.48
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            5.47
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    3.72
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         3.68
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           3.34
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         3.28
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.25
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    2.38
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund Class Y                            0.01
--------------------------------------------------------------------------------

International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  14.32%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                        10.19
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      6.16
--------------------------------------------------------------------------------

Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                 10.23%
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                     6.90
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                      3.39
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     1.92
--------------------------------------------------------------------------------
Pioneer Global Multisector Income Fund Class Y                             1.81
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            0.94
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        0.56
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 31

Performance Update | 1/31/14                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Ibbotson Growth Allocation Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                                            Public
                        Net Asset           Offering
Period                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 5.96%               5.30%
5 Years                 14.40               13.06
1 Year                  11.93                5.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.53%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson           Barclays Aggregate    Standard & Poor's
                    Growth Allocation Fund     Bond Index            500 Index
8/31/2004           $   9,425                  $  10,000             $  10,000
1/31/2005           $  10,267                  $  10,186             $  10,772
1/31/2006           $  11,702                  $  10,369             $  11,890
1/31/2007           $  12,897                  $  10,814             $  13,613
1/31/2008           $  12,687                  $  11,766             $  13,299
1/31/2009           $   8,159                  $  12,071             $   8,164
1/31/2010           $  11,013                  $  13,097             $  10,869
1/31/2011           $  12,980                  $  13,760             $  13,282
1/31/2012           $  12,961                  $  14,952             $  13,838
1/31/2013           $  14,286                  $  15,339             $  16,158
1/31/2014           $  15,990                  $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

32 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Ibbotson Growth Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 4.20%               4.20%
5 Years                 13.53               13.53
1 Year                  10.96                6.96
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross               Net
--------------------------------------------------------------------------------
                        2.44%               2.41%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson           Barclays Aggregate    Standard & Poor's
                    Growth Allocation Fund     Bond Index            500 Index
8/31/2004           $  10,000                  $  10,000             $  10,000
1/31/2005           $  10,467                  $  10,186             $  10,772
1/31/2006           $  11,827                  $  10,369             $  11,890
1/31/2007           $  12,923                  $  10,814             $  13,613
1/31/2008           $  12,594                  $  11,766             $  13,299
1/31/2009           $   8,040                  $  12,071             $   8,164
1/31/2010           $  10,765                  $  13,097             $  10,869
1/31/2011           $  12,599                  $  13,760             $  13,282
1/31/2012           $  12,485                  $  14,952             $  13,838
1/31/2013           $  13,669                  $  15,339             $  16,158
1/31/2014           $  15,167                  $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 33

Performance Update | 1/31/14                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Ibbotson Growth Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 4.89%               4.89%
5 Years                 13.60               13.60
1 Year                  11.15               11.15
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        2.24%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                    Pioneer Ibbotson           Barclays Aggregate    Standard & Poor's
                    Growth Allocation Fund     Bond Index            500 Index
8/31/2004           $  10,000                  $  10,000             $  10,000
1/31/2005           $  10,709                  $  10,186             $  10,772
1/31/2006           $  12,098                  $  10,369             $  11,890
1/31/2007           $  13,238                  $  10,814             $  13,613
1/31/2008           $  12,933                  $  11,766             $  13,299
1/31/2009           $   8,273                  $  12,071             $   8,164
1/31/2010           $  11,063                  $  13,097             $  10,869
1/31/2011           $  12,951                  $  13,760             $  13,282
1/31/2012           $  12,849                  $  14,952             $  13,838
1/31/2013           $  14,080                  $  15,339             $  16,158
1/31/2014           $  15,650                  $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

34 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Ibbotson Growth Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 6.45%               6.45%
5 Years                 14.47               14.47
1 Year                  12.16               12.16
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                    Pioneer Ibbotson           Barclays Aggregate    Standard & Poor's
                    Growth Allocation Fund     Bond Index            500 Index
8/31/2004           $ 5,000,000                $ 5,000,000           $ 5,000,000
1/31/2005           $ 5,445,191                $ 5,093,214           $ 5,385,956
1/31/2006           $ 6,229,118                $ 5,184,668           $ 5,944,789
1/31/2007           $ 6,909,821                $ 5,406,815           $ 6,806,710
1/31/2008           $ 6,837,697                $ 5,883,059           $ 6,649,275
1/31/2009           $ 4,505,503                $ 6,035,316           $ 4,081,758
1/31/2010           $ 6,093,772                $ 6,548,703           $ 5,434,335
1/31/2011           $ 7,207,346                $ 6,880,102           $ 6,640,799
1/31/2012           $ 7,141,078                $ 7,476,066           $ 6,919,159
1/31/2013           $ 7,894,139                $ 7,669,361           $ 8,078,994
1/31/2014           $ 8,854,340                $ 7,678,866           $ 9,816,546

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 26, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 35

Portfolio Summary | 1/31/14
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Equity                                 90%
Fixed Income                           10%

Actual Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Equity                          49.1%
International Equity                 39.2%
Fixed Income                         11.7%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class Y                                         9.47%
--------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund Class Y                            7.54
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund Class Y                                 6.10
--------------------------------------------------------------------------------
Pioneer Disciplined Value Fund Class Y                                     5.32
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         4.85
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund Class Y                                    3.33
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           3.21
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class Y                                         3.15
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       3.12
--------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund Class Y                                    2.93
--------------------------------------------------------------------------------

International Stocks
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  19.07%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class Y                                        11.45
--------------------------------------------------------------------------------
Pioneer Emerging Markets Fund Class Y                                      8.73
--------------------------------------------------------------------------------

Bonds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class Y                                                  5.49%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class Y                                      3.37
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class Y                                     2.87
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

36 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Ibbotson Aggressive Allocation Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                                            Public
                        Net Asset           Offering
Period                  Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 6.07%               5.41%
5 Years                 15.28               13.92
1 Year                  13.22                6.70
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.70%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Ibbotson               Barclays Aggregate    Standard & Poor's
                        Aggressive Allocation Fund     Bond Index            500 Index
8/31/2004               $   9,425                      $  10,000             $  10,000
1/31/2005               $  10,436                      $  10,186             $  10,772
1/31/2006               $  12,163                      $  10,369             $  11,890
1/31/2007               $  13,543                      $  10,814             $  13,613
1/31/2008               $  13,126                      $  11,766             $  13,299
1/31/2009               $   7,891                      $  12,071             $   8,164
1/31/2010               $  10,811                      $  13,097             $  10,869
1/31/2011               $  12,957                      $  13,760             $  13,282
1/31/2012               $  12,816                      $  14,952             $  13,838
1/31/2013               $  14,193                      $  15,339             $  16,158
1/31/2014               $  16,068                      $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 37

Performance Update | 1/31/14                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Ibbotson Aggressive Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 4.89%               4.89%
5 Years                 14.38               14.38
1 Year                  12.30                8.30
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross               Net
--------------------------------------------------------------------------------
                        2.61%               2.52%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Ibbotson               Barclays Aggregate    Standard & Poor's
                        Aggressive Allocation Fund     Bond Index            500 Index
8/31/2004               $  10,000                      $  10,000             $  10,000
1/31/2005               $  10,962                      $  10,186             $  10,772
1/31/2006               $  12,676                      $  10,369             $  11,890
1/31/2007               $  13,990                      $  10,814             $  13,613
1/31/2008               $  13,455                      $  11,766             $  13,299
1/31/2009               $   8,022                      $  12,071             $   8,164
1/31/2010               $  10,914                      $  13,097             $  10,869
1/31/2011               $  12,961                      $  13,760             $  13,282
1/31/2012               $  12,726                      $  14,952             $  13,838
1/31/2013               $  13,987                      $  15,339             $  16,158
1/31/2014               $  15,707                      $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2015, for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

38 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Performance Update | 1/31/14                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Ibbotson Aggressive Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 5.10%               5.10%
5 Years                 14.47               14.47
1 Year                  12.44               12.44
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        2.39%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Ibbotson               Barclays Aggregate    Standard & Poor's
                        Aggressive Allocation Fund     Bond Index            500 Index
8/31/2004               $  10,000                      $  10,000             $  10,000
1/31/2005               $  10,841                      $  10,186             $  10,772
1/31/2006               $  12,525                      $  10,369             $  11,890
1/31/2007               $  13,848                      $  10,814             $  13,613
1/31/2008               $  13,342                      $  11,766             $  13,299
1/31/2009               $   7,956                      $  12,071             $   8,164
1/31/2010               $  10,804                      $  13,097             $  10,869
1/31/2011               $  12,858                      $  13,760             $  13,282
1/31/2012               $  12,647                      $  14,952             $  13,838
1/31/2013               $  13,906                      $  15,339             $  16,158
1/31/2014               $  15,636                      $  15,358             $  19,633

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 39

Performance Update | 1/31/14                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Ibbotson Aggressive Allocation Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of January 31, 2014)
--------------------------------------------------------------------------------
                        If                  If
Period                  Held                Redeemed
--------------------------------------------------------------------------------
Life-of-Class
8/9/2004                 6.34%               6.34%
5 Years                 15.45               15.45
1 Year                  13.37               13.37
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2013)
--------------------------------------------------------------------------------
                        Gross
--------------------------------------------------------------------------------
                        1.55%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                        Pioneer Ibbotson               Barclays Aggregate    Standard & Poor's
                        Aggressive Allocation Fund     Bond Index            500 Index
8/31/2004               $ 5,000,000                    $ 5,000,000           $ 5,000,000
1/31/2005               $ 5,538,679                    $ 5,093,214           $ 5,385,956
1/31/2006               $ 6,482,157                    $ 5,184,668           $ 5,944,789
1/31/2007               $ 7,229,275                    $ 5,406,815           $ 6,806,710
1/31/2008               $ 7,093,685                    $ 5,883,059           $ 6,649,275
1/31/2009               $ 4,260,465                    $ 6,035,316           $ 4,081,758
1/31/2010               $ 5,852,453                    $ 6,548,703           $ 5,434,335
1/31/2011               $ 7,037,069                    $ 6,880,102           $ 6,640,799
1/31/2012               $ 6,939,269                    $ 7,476,066           $ 6,919,159
1/31/2013               $ 7,707,502                    $ 7,669,361           $ 8,078,994
1/31/2014               $ 8,738,362                    $ 7,678,866           $ 9,816,546

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

40 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 94.8%
              PIONEER FUNDS* -- 94.8%
  1,635,956   Pioneer Bond Fund Class Y                             $ 15,754,257
     86,597   Pioneer Core Equity Fund Class Y                         1,329,264
     41,312   Pioneer Disciplined Growth Fund Class Y                    663,885
    105,027   Pioneer Disciplined Value Fund Class Y                   1,968,198
    274,261   Pioneer Dynamic Credit Fund Class Y                      2,720,667
     27,203   Pioneer Emerging Markets Fund Class Y                      652,605
     19,892   Pioneer Equity Income Fund Class Y                         665,592
     97,943   Pioneer Floating Rate Fund Class Y                         683,644
     52,375   Pioneer Fund Class Y                                     1,990,758
     82,103   Pioneer Fundamental Growth Fund Class Y                  1,328,421
    213,242   Pioneer Global Equity Fund Class Y                       2,648,463
    415,156   Pioneer Global High Yield Fund Class Y                   4,060,225
    125,604   Pioneer Global Multisector Income Fund Class Y           1,362,798
    190,456   Pioneer High Yield Fund Class Y                          2,037,881
    243,258   Pioneer International Value Fund Class Y                 5,239,788
     50,332   Pioneer Mid Cap Value Fund Class Y                       1,331,796
     67,760   Pioneer Multi-Asset Ultrashort Income Fund Class Y         683,021
     17,273   Pioneer Oak Ridge Small Cap Growth Fund Class Y            665,539
     26,962   Pioneer Real Estate Shares Class Y                         689,137
     16,519   Pioneer Select Mid Cap Growth Fund Class Y                 670,158
  1,060,265   Pioneer Short Term Income Fund Class Y                  10,252,765
    627,208   Pioneer Strategic Income Fund Class Y                    6,817,746
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $56,442,640)                                    $ 64,216,608
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 94.8%
              (Cost $56,442,640) (a)                                $ 64,216,608
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 5.2%                  $  3,496,893
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                            $ 67,713,501
================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $57,323,707 was as follows:

                Aggregate gross unrealized appreciation for all investments in which
                  there is an excess of value over tax cost                              $7,817,368

                Aggregate gross unrealized depreciation for all investments in which
                  there is an excess of tax cost over value                                (924,467)
                                                                                         ----------
                Net unrealized appreciation                                              $6,892,901
                                                                                         ==========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 41

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Conservative Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2014 aggregated $4,178,992 and $5,208,963, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                       Level 1              Level 2       Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds           $64,216,608          $--           $--        $64,216,608
--------------------------------------------------------------------------------
Total                  $64,216,608          $--           $--        $64,216,608
================================================================================

During the six months ended January 31, 2014, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

42 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 98.4%
              PIONEER FUNDS* -- 98.4%
  2,624,649   Pioneer Bond Fund Class Y                             $ 25,275,368
    296,605   Pioneer Core Equity Fund Class Y                         4,552,887
    181,015   Pioneer Disciplined Growth Fund Class Y                  2,908,908
    574,076   Pioneer Disciplined Value Fund Class Y                  10,758,186
    797,905   Pioneer Dynamic Credit Fund Class Y                      7,915,217
    389,314   Pioneer Emerging Markets Fund Class Y                    9,339,647
    132,759   Pioneer Equity Income Fund Class Y                       4,442,108
    183,387   Pioneer Fund Class Y                                     6,970,554
    421,070   Pioneer Fundamental Growth Fund Class Y                  6,812,906
  1,498,492   Pioneer Global Equity Fund Class Y                      18,611,268
    889,896   Pioneer Global High Yield Fund Class Y                   8,703,179
    378,844   Pioneer Global Multisector Income Fund Class Y           4,110,455
    400,551   Pioneer High Yield Fund Class Y                          4,285,900
  1,236,672   Pioneer International Value Fund Class Y                26,637,907
    496,232   Pioneer Mid Cap Value Fund Class Y                      13,130,289
    205,699   Pioneer Multi-Asset Ultrashort Income Fund Class Y       2,073,448
    307,804   Pioneer Oak Ridge Small Cap Growth Fund Class Y         11,859,670
    207,395   Pioneer Real Estate Shares Class Y                       5,301,026
    164,591   Pioneer Select Mid Cap Growth Fund Class Y               6,677,443
  2,203,062   Pioneer Short Term Income Fund Class Y                  21,303,613
    733,651   Pioneer Strategic Income Fund Class Y                    7,974,790
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $169,630,619)                                   $209,644,769
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 98.4%
              (Cost $169,630,619) (a)                               $209,644,769
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 1.6%                  $  3,482,747
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                            $213,127,516
================================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $172,454,904 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                            $40,269,116

               Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                             (3,079,251)
                                                                                      -----------
               Net unrealized appreciation                                            $37,189,865
                                                                                      ===========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 43

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Moderate Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2014 aggregated $15,148,058 and $10,752,842, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                     Level 1               Level 2       Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds         $209,644,769          $--           $--        $209,644,769
--------------------------------------------------------------------------------
Total                $209,644,769          $--           $--        $209,644,769
================================================================================

During the six months ended January 31, 2014, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

44 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Growth Allocation Fund

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 100.3%
              PIONEER FUNDS* -- 100.3%
  2,438,071   Pioneer Bond Fund Class Y                             $ 23,478,622
    499,456   Pioneer Core Equity Fund Class Y                         7,666,645
    339,583   Pioneer Disciplined Growth Fund Class Y                  5,457,102
    713,603   Pioneer Disciplined Value Fund Class Y                  13,372,917
    128,981   Pioneer Dynamic Credit Fund Class Y                      1,279,487
    588,759   Pioneer Emerging Markets Fund Class Y                   14,124,326
    224,978   Pioneer Equity Income Fund Class Y                       7,527,770
    196,223   Pioneer Fund Class Y                                     7,458,431
    527,687   Pioneer Fundamental Growth Fund Class Y                  8,537,974
  1,882,304   Pioneer Global Equity Fund Class Y                      23,378,219
    450,057   Pioneer Global High Yield Fund Class Y                   4,401,554
    382,938   Pioneer Global Multisector Income Fund Class Y           4,154,876
    201,751   Pioneer High Yield Fund Class Y                          2,158,739
  1,525,574   Pioneer International Value Fund Class Y                32,860,854
    619,063   Pioneer Mid Cap Value Fund Class Y                      16,380,405
        597   Pioneer Oak Ridge Large Cap Growth Fund Class Y             10,338
    325,869   Pioneer Oak Ridge Small Cap Growth Fund Class Y         12,555,716
    330,328   Pioneer Real Estate Shares Class Y                       8,443,193
    309,712   Pioneer Select Mid Cap Growth Fund Class Y              12,565,034
  1,636,382   Pioneer Short Term Income Fund Class Y                  15,823,818
    716,538   Pioneer Strategic Income Fund Class Y                    7,788,772
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $179,037,600)                                   $229,424,792
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 100.3%
              (Cost $179,037,600) (a)                               $229,424,792
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- (0.3)%                $   (605,583)
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                            $228,819,209
================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $180,680,126 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                             $50,539,047

               Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                              (1,794,381)
                                                                                       -----------
               Net unrealized appreciation                                             $48,744,666
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 45

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Growth Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2014 aggregated $13,985,016 and $8,942,513, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                     Level 1               Level 2       Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds         $229,424,792          $--           $--        $229,424,792
--------------------------------------------------------------------------------
Total                $229,424,792          $--           $--        $229,424,792
================================================================================

During the six months ended January 31, 2014, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

46 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
              MUTUAL FUNDS -- 100.2%
              PIONEER FUNDS* -- 100.2%
    701,037   Pioneer Bond Fund Class Y                             $  6,750,989
    257,540   Pioneer Core Equity Fund Class Y                         3,953,234
    223,844   Pioneer Disciplined Growth Fund Class Y                  3,597,178
    348,972   Pioneer Disciplined Value Fund Class Y                   6,539,729
    447,558   Pioneer Emerging Markets Fund Class Y                   10,736,923
    115,763   Pioneer Equity Income Fund Class Y                       3,873,428
    100,885   Pioneer Fund Class Y                                     3,834,622
    252,768   Pioneer Fundamental Growth Fund Class Y                  4,089,782
  1,133,594   Pioneer Global Equity Fund Class Y                      14,079,242
  1,089,091   Pioneer International Value Fund Class Y                23,459,028
    439,876   Pioneer Mid Cap Value Fund Class Y                      11,639,123
    240,643   Pioneer Oak Ridge Small Cap Growth Fund Class Y          9,271,989
    233,549   Pioneer Real Estate Shares Class Y                       5,969,502
    184,921   Pioneer Select Mid Cap Growth Fund Class Y               7,502,250
    364,817   Pioneer Short Term Income Fund Class Y                   3,527,778
    381,266   Pioneer Strategic Income Fund Class Y                    4,144,361
--------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $90,606,702)                                    $122,969,158
--------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 100.2%
              (Cost $90,606,702) (a)                                $122,969,158
--------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- (0.2)%                $   (192,627)
--------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                            $122,776,531
================================================================================

* Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At January 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $92,242,830 was as follows:

               Aggregate gross unrealized appreciation for all investments in which
                 there is an excess of value over tax cost                             $32,362,456

               Aggregate gross unrealized depreciation for all investments in which
                 there is an excess of tax cost over value                              (1,636,128)
                                                                                       -----------
               Net unrealized appreciation                                             $30,726,328
                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 47

Schedule of Investments | 1/31/14 (unaudited)
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the six months ended January 31, 2014 aggregated $8,706,140 and $7,190,475, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of January 31, 2014, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                     Level 1               Level 2       Level 3    Total
--------------------------------------------------------------------------------
Mutual Funds         $122,969,158          $--           $--        $122,969,158
--------------------------------------------------------------------------------
Total                $122,969,158          $--           $--        $122,969,158
================================================================================

During the six months ended January 31, 2014, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

48 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Statements of Assets and Liabilities | 1/31/14 (unaudited)

----------------------------------------------------------------------------------------------------------
                                            Conservative    Moderate         Growth          Aggressive
                                            Allocation      Allocation       Allocation      Allocation
                                            Fund            Fund             Fund            Fund
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of
    affiliated issuers, at value
    (at cost $56,442,640,
    $169,630,619, $179,037,600
    and $90,606,702, respectively)          $64,216,608     $209,644,769     $229,424,792    $122,969,158
  Cash                                        3,382,909        3,246,275               --              --
  Receivables for:
    Investment Funds sold                       149,266          264,468          370,870         294,772
    Capital stock sold                            6,845           79,277          147,421          62,856
    Dividends                                   138,789          249,057          177,068          41,423
  Other assets                                   30,519           30,984           33,688          23,110
----------------------------------------------------------------------------------------------------------
    Total assets                            $67,924,936     $213,514,830     $230,153,839    $123,391,319
==========================================================================================================
LIABILITIES:
  Payables for:
    Investment Funds purchased              $    30,921     $     79,546     $     46,319    $     32,300
    Capital stock redeemed                       85,002           96,728          175,730          97,778
  Due to affiliates                              48,990          160,928          168,872          90,255
  Due to Pioneer Investment
    Management, Inc.                              3,879            4,932            6,879           2,941
  Due to custodian                                   --               --          879,311         324,876
  Accrued expenses and
    other liabilities                            42,643           45,180           57,519          66,638
----------------------------------------------------------------------------------------------------------
    Total liabilities:                      $   211,435     $    387,314     $  1,334,630    $    614,788
==========================================================================================================
NET ASSETS:
  Paid-in capital                           $62,037,796     $198,893,496     $211,948,881    $116,559,044
  Undistributed net investment income            87,492        2,225,423        2,184,734       1,034,842
  Accumulated net realized loss
    on investments                           (2,185,755)     (28,005,553)     (35,701,598)    (27,179,811)
  Net unrealized appreciation
    on investments                            7,773,968       40,014,150       50,387,192      32,362,456
----------------------------------------------------------------------------------------------------------
    Total net assets                        $67,713,501     $213,127,516     $228,819,209    $122,776,531
==========================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
  shares authorized)
  Net Assets of Class A shares              $44,140,487     $130,751,452     $154,710,951    $ 94,074,263
  Net Assets of Class B shares              $ 2,655,976     $  8,692,051     $ 14,449,956    $  7,474,266
  Net Assets of Class C shares              $20,762,402     $ 70,491,291     $ 58,426,367    $ 20,822,320
  Net Assets of Class Y shares              $   154,636     $  3,192,722     $  1,231,935    $    405,682
  Class A Shares outstanding                  3,863,786       10,839,825       12,102,370       7,214,281
  Class B Shares outstanding                    235,735          740,037        1,264,708         606,158
  Class C Shares outstanding                  1,867,475        6,272,315        4,829,763       1,680,091
  Class Y Shares outstanding                     14,140          261,817           94,522          30,922
  Net Asset Value -- Class A share          $     11.42     $      12.06     $      12.78    $      13.04
  Net Asset Value -- Class B share          $     11.27     $      11.75     $      11.43    $      12.33
  Net Asset Value -- Class C share          $     11.12     $      11.24     $      12.10    $      12.39
  Net Asset Value -- Class Y share          $     10.94     $      12.19     $      13.03    $      13.12
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset
    value per share)                        $     12.12     $      12.80     $      13.56    $      13.84
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 49

Statements of Operations (unaudited)

For the Six Months Ended 1/31/14

------------------------------------------------------------------------------------------------
                                         Conservative   Moderate      Growth         Aggressive
                                         Allocation     Allocation    Allocation     Allocation
                                         Fund           Fund          Fund           Fund
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from underlying
     affiliated funds                    $1,197,006     $3,175,424    $ 3,207,712    $1,631,851
  Interest                                      522            663             76            54
------------------------------------------------------------------------------------------------
        Total Investment Income          $1,197,528     $3,176,087    $ 3,207,788    $1,631,905
================================================================================================
EXPENSES:
  Management fees                        $   44,815     $  138,611    $   149,278    $   80,346
  Transfer agent fees
     Class A                                 18,147         63,214        101,607        75,755
     Class B                                  2,814         11,753         21,775        12,372
     Class C                                  5,919         17,027         20,580        11,004
     Class Y                                    113            263            196           222
  Distribution fees
     Class A                                 55,910        164,644        194,724       117,728
     Class B                                 15,326         47,608         80,418        40,815
     Class C                                105,034        341,491        281,804       103,822
  Shareholder communications
     expense                                 13,373         52,732         61,445        42,587
  Administrative fees                        16,675         40,148         41,562        25,139
  Custodian fees                              9,818          5,068          2,119         8,510
  Registration fees                          32,633         34,557         32,403        49,282
  Professional fees                          20,228         22,794         22,402        20,675
  Printing fees                               5,321          6,510          9,723         6,957
  Fees and expenses of
     non-affiliated Trustees                  3,567          3,632          3,300         2,913
  Insurance expense                             424          1,142          1,480           757
  Miscellaneous                               1,326          1,425          1,375         1,977
------------------------------------------------------------------------------------------------
     Total expenses                      $  351,443     $  952,619    $ 1,026,191    $  600,861
     Less fees waived and expenses
        reimbursed by Pioneer
        Investment Management, Inc.      $       --     $   (2,300)   $    (3,730)   $   (4,297)
------------------------------------------------------------------------------------------------
     Net expenses                        $  351,443     $  950,319    $ 1,022,461    $  596,564
------------------------------------------------------------------------------------------------
        Net investment income            $  846,085     $2,225,768    $ 2,185,327    $1,035,341
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized gain on underlying
     affiliated funds                    $  597,450     $2,098,945    $ 1,845,316    $1,466,091
  Capital gain distributions from
     underlying affiliated funds            885,970      5,204,261      6,371,225     3,662,699
------------------------------------------------------------------------------------------------
                                         $1,483,420     $7,303,206    $ 8,216,541    $5,128,790
------------------------------------------------------------------------------------------------
  Change in net unrealized
     appreciation (depreciation)
     on investments                      $ (250,364)    $ (277,239)   $   861,399    $  399,456
------------------------------------------------------------------------------------------------
  Net gain on investments                $1,233,056     $7,025,967    $ 9,077,940    $5,528,246
------------------------------------------------------------------------------------------------
  Net increase in net assets
     resulting from operations           $2,079,141     $9,251,735    $11,263,267    $6,563,587
================================================================================================

The accompanying notes are an integral part of these financial statements.

50 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------
                                           Conservative                      Moderate
                                          Allocation Fund                 Allocation Fund
                                    ----------------------------    ----------------------------
                                    Six Months                      Six Months
                                    Ended           Year            Ended          Year
                                    1/31/2014       Ended           1/31/2014      Ended
                                    (unaudited)     7/31/13         (unaudited)    7/31/13
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income               $    846,085    $  1,480,666    $  2,225,768   $  3,192,855
Net realized gain on investments       1,483,420       1,632,532       7,303,206      6,864,167
Change in net unrealized
  appreciation (depreciation)
  on investments                        (250,364)      2,220,532        (277,239)    16,019,476
------------------------------------------------------------------------------------------------
     Net increase in net assets
       resulting from operations    $  2,079,141    $  5,333,730    $  9,251,735   $ 26,076,498
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.36, $0.23, $0.21
     and $0.22, respectively)       $ (1,350,144)   $   (955,483)   $ (2,249,407)  $ (2,347,138)
  Class B ($0.22, $0.13, $0.04
     and $0.06, respectively)            (55,077)        (49,375)        (34,305)       (76,356)
  Class C ($0.28, $0.16, $0.15
     and $0.16, respectively)           (519,914)       (270,274)       (947,689)      (878,923)
  Class Y ($0.27, $0.16, $0.24
     and $0.25, respectively)             (3,739)         (1,718)        (65,977)      (113,775)
------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                  $ (1,928,874)   $ (1,276,850)   $ (3,297,378)  $ (3,416,192)
------------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                $  7,962,119    $ 19,342,329    $ 20,361,899   $ 38,645,530
Reinvestment of distributions          1,723,528       1,169,434       3,035,991      3,147,019
Cost of shares repurchased           (10,384,161)    (19,670,549)    (23,840,068)   (50,543,688)
------------------------------------------------------------------------------------------------
  Net increase (decrease) in
     net assets resulting from
     Fund share transactions            (698,514)        841,214        (442,178)    (8,751,139)
------------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets                   $   (548,247)   $  4,898,094    $  5,512,179   $ 13,909,167
NET ASSETS:
Beginning of period                   68,261,748      63,363,654     207,615,337    193,706,170
------------------------------------------------------------------------------------------------
End of period                       $ 67,713,501    $ 68,261,748    $213,127,516   $207,615,337
------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period             $     87,492    $  1,170,281    $  2,225,423   $  3,297,033
================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 51

------------------------------------------------------------------------------------------------
                                              Growth                        Aggressive
                                          Allocation Fund                 Allocation Fund
                                    ----------------------------    ----------------------------
                                    Six Months                      Six Months
                                    Ended           Year            Ended          Year
                                    1/31/2014       Ended           1/31/2014      Ended
                                    (unaudited)     7/31/13         (unaudited)    7/31/13
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income               $  2,185,327    $  2,678,896    $  1,035,341   $    957,800
Net realized gain on investments       8,216,541       8,430,071       5,128,790      5,353,388
Change in net unrealized
  appreciation on investments            861,399      20,860,423         399,456     13,474,283
------------------------------------------------------------------------------------------------
     Net increase in net assets
       resulting from operations    $ 11,263,267    $ 31,969,390    $  6,563,587   $ 19,785,471
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.19, $0.17, $0.13
     and $0.11, respectively)       $ (2,221,392)   $ (2,100,205)   $   (940,355)  $   (843,947)
  Class B ($0.02, $0.06, $0.00
     and $0.00, respectively)            (28,898)       (124,014)             --             --
  Class C ($0.12, $0.10, $0.06
     and $0.04, respectively)           (555,724)       (463,365)        (97,900)       (74,121)
  Class Y ($0.21, $0.20, $0.10
     and $0.15, respectively)            (23,647)        (28,499)         (3,926)       (16,667)
------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                  $ (2,829,661)   $ (2,716,083)   $ (1,042,181)  $   (934,735)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                $ 18,501,384    $ 34,726,733    $  9,210,511   $ 16,103,690
Reinvestment of distributions          2,677,939       2,589,712       1,011,947        904,418
Cost of shares repurchased           (22,166,780)    (52,707,882)    (12,454,880)   (29,890,561)
------------------------------------------------------------------------------------------------
     Net decrease in net
       assets resulting from
       Fund share transactions          (987,457)    (15,391,437)     (2,232,422)   (12,882,453)
------------------------------------------------------------------------------------------------
Net increase in net assets          $  7,446,149    $ 13,861,870    $  3,288,984   $  5,968,283
NET ASSETS:
Beginning of period                  221,373,060     207,511,190     119,487,547    113,519,264
------------------------------------------------------------------------------------------------
End of period                       $228,819,209    $221,373,060    $122,776,531   $119,487,547
------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period             $  2,184,734    $  2,829,068    $  1,034,842   $  1,041,682
================================================================================================

The accompanying notes are an integral part of these financial statements.

52 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

------------------------------------------------------------------------------------------------
                                                      Conservative Allocation Fund
                                    ------------------------------------------------------------
                                    '14 Shares     '14 Amount
                                    (unaudited)    (unaudited)      '13 Shares     '13 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                            428,808     $ 4,934,037       1,020,934     $ 11,402,241
Reinvestment of distributions          114,328       1,312,494          85,658          931,997
Less shares repurchased               (554,844)     (6,395,208)     (1,200,704)     (13,407,002)
------------------------------------------------------------------------------------------------
      Net decrease                     (11,708)    $  (148,677)        (94,112)    $ (1,072,764)
================================================================================================
Class B
Shares sold or exchanged                 4,406     $    50,078          18,697     $    204,015
Reinvestment of distributions            4,767          54,004           4,413           47,265
Less shares repurchased                (72,093)       (816,920)       (146,078)      (1,606,168)
------------------------------------------------------------------------------------------------
      Net decrease                     (62,920)    $  (712,838)       (122,968)    $ (1,354,888)
================================================================================================
Class C
Shares sold                            264,179     $ 2,962,629         705,703     $  7,658,490
Reinvestment of distributions           31,902         356,669          17,918          190,116
Less shares repurchased               (281,582)     (3,168,765)       (428,536)      (4,649,918)
------------------------------------------------------------------------------------------------
      Net increase                      14,499     $   150,533         295,085     $  3,198,688
================================================================================================
Class Y
Shares sold                              1,390     $    15,375           7,322     $     77,583
Reinvestment of distributions               33             361               5               56
Less shares repurchased                   (301)         (3,268)           (704)          (7,461)
------------------------------------------------------------------------------------------------
      Net increase                       1,122     $    12,468           6,623     $     70,178
================================================================================================

------------------------------------------------------------------------------------------------
                                                        Moderate Allocation Fund
                                    ------------------------------------------------------------
                                    '14 Shares      '14 Amount
                                    (unaudited)     (unaudited)      '13 Shares    '13 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                             875,008     $ 10,558,488      1,920,609    $ 21,359,645
Reinvestment of distributions           181,366        2,225,349        216,417       2,311,349
Less shares repurchased              (1,172,002)     (14,113,104)    (2,541,970)    (28,078,906)
------------------------------------------------------------------------------------------------
      Net decrease                     (115,628)    $ (1,329,267)      (404,944)   $ (4,407,912)
================================================================================================
Class B
Shares sold or exchanged                 22,140     $    258,799         45,000    $    485,670
Reinvestment of distributions             2,819           33,719          7,130          73,866
Less shares repurchased                (174,773)      (2,032,724)      (763,142)     (8,143,861)
------------------------------------------------------------------------------------------------
      Net decrease                     (149,814)    $ (1,740,206)      (711,012)   $ (7,584,325)
================================================================================================
Class C
Shares sold                             827,733     $  9,337,364      1,549,226    $ 16,124,813
Reinvestment of distributions            63,297          724,114         66,229         661,627
Less shares repurchased                (570,077)      (6,382,136)    (1,149,577)    (11,914,231)
------------------------------------------------------------------------------------------------
      Net increase                      320,953     $  3,679,342        465,878    $  4,872,209
================================================================================================
Class Y
Shares sold                              16,969     $    207,248         60,167    $    675,402
Reinvestment of distributions             4,258           52,809          9,293         100,177
Less shares repurchased                (108,153)      (1,312,104)      (213,103)     (2,406,690)
------------------------------------------------------------------------------------------------
      Net decrease                      (86,926)    $ (1,052,047)      (143,643)   $ (1,631,111)
================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 53

------------------------------------------------------------------------------------------------
                                                        Growth Allocation Fund
                                    ------------------------------------------------------------
                                    '14 Shares     '14 Amount
                                    (unaudited)    (unaudited)      '13 Shares    '13 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                            845,542     $ 10,769,330      1,955,642    $  22,648,749
Reinvestment of distributions          168,985        2,208,632        188,344        2,079,338
Less shares repurchased             (1,052,471)     (13,459,778)    (2,559,993)     (29,481,905)
------------------------------------------------------------------------------------------------
      Net decrease                     (37,944)    $   (481,816)      (416,007)   $  (4,753,818)
================================================================================================
Class B
Shares sold or exchanged                 8,413     $     94,830         20,819    $     210,358
Reinvestment of distributions            2,458           28,738         12,344          121,589
Less shares repurchased               (342,110)      (3,856,533)    (1,055,789)     (10,840,758)
------------------------------------------------------------------------------------------------
      Net decrease                    (331,239)    $ (3,732,965)    (1,022,626)   $ (10,508,811)
================================================================================================
Class C
Shares sold                            606,982     $  7,337,416      1,054,542    $  11,590,420
Reinvestment of distributions           34,448          426,110         35,111          368,013
Less shares repurchased               (364,738)      (4,396,376)    (1,014,165)     (11,149,890)
------------------------------------------------------------------------------------------------
      Net increase                     276,692     $  3,367,150         75,488    $     808,543
================================================================================================
Class Y
Shares sold                             23,002     $    299,808         23,464    $     277,206
Reinvestment of distributions            1,086           14,459          1,848           20,772
Less shares repurchased                (34,173)        (454,093)      (104,455)      (1,235,329)
------------------------------------------------------------------------------------------------
      Net decrease                     (10,085)    $   (139,826)       (79,143)   $    (937,351)
================================================================================================

------------------------------------------------------------------------------------------------
                                                       Aggressive Allocation Fund
                                    ------------------------------------------------------------
                                    '14 Shares    '14 Amount
                                    (unaudited)   (unaudited)       '13 Shares     '13 Amount
------------------------------------------------------------------------------------------------
Class A
Shares sold                           475,868     $  6,162,429       1,058,283     $ 12,251,455
Reinvestment of distributions          69,780          935,742          75,771          834,246
Less shares repurchased              (624,973)      (8,078,738)     (1,662,968)     (19,104,816)
------------------------------------------------------------------------------------------------
      Net decrease                    (79,325)    $   (980,567)       (528,914)    $ (6,019,115)
================================================================================================
Class B
Shares sold or exchanged                8,267     $     99,928          10,143     $    111,293
Reinvestment of distributions              --               --              --               --
Less shares repurchased              (126,739)      (1,547,440)       (498,768)      (5,436,594)
------------------------------------------------------------------------------------------------
      Net decrease                   (118,472)    $ (1,447,512)       (488,625)    $ (5,325,301)
================================================================================================
Class C
Shares sold                           237,137     $  2,922,188         323,630     $  3,543,347
Reinvestment of distributions           5,764           73,490           5,445           57,135
Less shares repurchased              (218,250)      (2,689,861)       (393,437)      (4,286,335)
------------------------------------------------------------------------------------------------
      Net increase (decrease)          24,651     $    305,817         (64,362)    $   (685,853)
================================================================================================
Class Y
Shares sold                             1,986     $     25,966          16,401     $    197,595
Reinvestment of distributions             202            2,715           1,182           13,037
Less shares repurchased               (10,414)        (138,841)        (90,026)      (1,062,816)
------------------------------------------------------------------------------------------------
      Net decrease                     (8,226)    $   (110,160)        (72,443)    $   (852,184)
================================================================================================

The accompanying notes are an integral part of these financial statements.

54 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Conservative Allocation Fund
                                                                  --------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year      Year      Year      Year
                                                                  1/31/14      Ended     Ended     Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12   7/31/11   7/31/10   7/31/09
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $ 11.42      $ 10.73   $ 10.85   $ 10.19   $  9.40   $ 10.48
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.16      $  0.28   $  0.28   $  0.26   $  0.25   $  0.39
   Net realized and unrealized gain (loss) on investments            0.20         0.64     (0.09)     0.65      0.86     (0.94)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.36      $  0.92   $  0.19   $  0.91   $  1.11   $ (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.36)     $ (0.23)  $ (0.31)  $ (0.25)  $ (0.32)  $ (0.31)
   Net realized gain                                                   --           --        --        --        --     (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.36)     $ (0.23)  $ (0.31)  $ (0.25)  $ (0.32)  $ (0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.00(b)   $  0.69   $ (0.12)  $  0.66   $  0.79   $ (1.08)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 11.42      $ 11.42   $ 10.73   $ 10.85   $ 10.19   $  9.40
================================================================================================================================
Total return*                                                        3.12%**      8.72%     1.85%     9.04%    11.88%    (4.44)%
Ratio of net expenses to average net assets+                         0.76%***     0.77%     0.78%     0.78%     0.78%     0.78%
Ratio of net investment income to average net assets+                2.73%***     2.51%     2.69%     2.47%     2.55%     4.43%
Portfolio turnover rate                                                 6%***       17%       20%       15%       13%       53%
Net assets, end of period (in thousands)                          $44,140      $44,239   $42,613   $42,882   $35,986   $25,992
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.76%***     0.77%     0.82%     0.80%     0.84%     1.09%
   Net investment income                                             2.73%***     2.51%     2.65%     2.45%     2.49%     4.12%
================================================================================================================================

(a) Calculated using average shares outstanding for the period.

(b) Amount rounds to less than $0.01.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 55

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Conservative Allocation Fund
                                                                     --------------------------------------------------------------
                                                                     Six Months
                                                                     Ended        Year      Year      Year      Year      Year
                                                                     1/31/14      Ended     Ended     Ended     Ended     Ended
                                                                     (unaudited)  7/31/13   7/31/12   7/31/11   7/31/10   7/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                 $ 11.18      $ 10.51   $ 10.61   $  9.99   $  9.24   $ 10.31
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                         $  0.09      $  0.18   $  0.19   $  0.17   $  0.16   $  0.31
   Net realized and unrealized gain (loss) on investments               0.22         0.62     (0.09)     0.64      0.83     (0.93)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                   $  0.31      $  0.80   $  0.10   $  0.81   $  0.99   $ (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                             $ (0.22)     $ (0.13)  $ (0.20)  $ (0.19)  $ (0.24)  $ (0.23)
   Net realized gain                                                      --           --        --        --        --     (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                   $ (0.22)     $ (0.13)  $ (0.20)  $ (0.19)  $ (0.24)  $ (0.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $  0.09      $  0.67   $ (0.10)  $  0.62   $  0.75   $ (1.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 11.27      $ 11.18   $ 10.51   $ 10.61   $  9.99   $  9.24
===================================================================================================================================
Total return*                                                           2.79%**      7.63%     1.04%     8.15%    10.80%    (5.31)%
Ratio of net expenses to average net assets+                            1.67%***     1.61%     1.68%     1.64%     1.68%     1.68%
Ratio of net investment income to average net assets+                   1.60%***     1.67%     1.82%     1.62%     1.67%     3.58%
Portfolio turnover rate                                                    6%***       17%       20%       15%       13%       53%
Net assets, end of period (in thousands)                             $ 2,656      $ 3,340   $ 4,429   $ 5,285   $ 6,214   $ 5,957
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                       1.67%***     1.61%     1.71%     1.64%     1.70%     1.90%
   Net investment income                                                1.60%***     1.67%     1.79%     1.62%     1.64%     3.36%
===================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

56 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                  --------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year      Year      Year      Year
                                                                  1/31/14      Ended     Ended     Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12   7/31/11   7/31/10   7/31/09
--------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 11.09      $ 10.44   $ 10.56   $  9.96   $  9.21   $ 10.30
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.11      $  0.18   $  0.20   $  0.18   $  0.17   $  0.31
   Net realized and unrealized gain (loss) on investments            0.20         0.63     (0.09)     0.63      0.83     (0.95)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.31      $  0.81   $  0.11   $  0.81   $  1.00   $ (0.64)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.28)     $ (0.16)  $ (0.23)  $ (0.21)  $ (0.25)  $ (0.23)
   Net realized gain                                                   --           --        --        --        --     (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.28)     $ (0.16)  $ (0.23)  $ (0.21)  $ (0.25)  $ (0.45)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.03      $  0.65   $ (0.12)  $  0.60   $  0.75   $ (1.09)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 11.12      $ 11.09   $ 10.44   $ 10.56   $  9.96   $  9.21
================================================================================================================================
Total return*                                                        2.81%**      7.83%     1.16%     8.18%    10.91%    (5.53)%
Ratio of net expenses to average net assets+                         1.48%***     1.51%     1.56%     1.55%     1.59%     1.68%
Ratio of net investment income to average net assets+                2.00%***     1.70%     1.91%     1.71%     1.73%     3.54%
Portfolio turnover rate                                                 6%***       17%       20%       15%       13%       53%
Net assets, end of period (in thousands)                          $20,762      $20,542   $16,257   $15,068   $14,063   $11,184
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    1.48%***     1.51%     1.56%     1.55%     1.59%     1.80%
   Net investment income                                             2.00%***     1.70%     1.91%     1.71%     1.73%     3.43%
================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 57

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   Conservative Allocation Fund
                                                                  --------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year      Year      Year      Year
                                                                  1/31/14      Ended     Ended     Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12   7/31/11   7/31/10   7/31/09
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $ 10.86      $ 10.21   $ 10.41   $  9.79   $  9.02   $ 10.50
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.16      $  0.20   $  0.13   $  0.24   $  0.28   $ (0.18)
   Net realized and unrealized gain (loss) on investments            0.19         0.61     (0.10)     0.65      0.78     (0.97)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.35      $  0.81   $  0.03   $  0.89   $  1.06   $ (1.15)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.27)     $ (0.16)  $ (0.23)  $ (0.27)  $ (0.29)  $ (0.11)
   Net realized gain                                                   --           --        --        --        --     (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.27)     $ (0.16)  $ (0.23)  $ (0.27)  $ (0.29)  $ (0.33)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.08      $  0.65   $ (0.20)  $  0.62   $  0.77   $ (1.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.94      $ 10.86   $ 10.21   $ 10.41   $  9.79   $  9.02
================================================================================================================================
Total return*                                                        3.25%**      8.00%     0.34%     9.18%    11.89%   (10.66)%
Ratio of net expenses to average net assets+                         0.67%***     1.43%     2.26%     0.82%     0.63%     7.26%
Ratio of net investment income to average net assets+                2.83%***     1.88%     1.28%     2.36%     2.94%    (2.03)%
Portfolio turnover rate                                                 6%***       17%       20%       15%       13%       53%
Net assets, end of period (in thousands)                          $   155      $   141   $    65   $    72   $   119   $     9
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.67%***     1.43%     2.26%     0.82%     0.63%     7.26%
   Net investment income (loss)                                      2.83%***     1.88%     1.28%     2.36%     2.94%    (2.03)%
================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

58 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Moderate Allocation Fund
                                                               ---------------------------------------------------------------------
                                                               Six Months
                                                               Ended         Year       Year        Year       Year       Year
                                                               1/31/14       Ended      Ended       Ended      Ended      Ended
                                                               (unaudited)   7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $  11.72      $  10.46   $  10.74    $   9.68   $   8.79   $  10.89
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $   0.14      $   0.21   $   0.18    $   0.17   $   0.16   $   0.27
   Net realized and unrealized gain (loss) on investments          0.41          1.27      (0.22)       1.07       1.00      (1.63)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   0.55      $   1.48   $  (0.04)   $   1.24   $   1.16   $  (1.36)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $  (0.21)     $  (0.22)  $  (0.24)   $  (0.18)  $  (0.27)  $  (0.13)
   Net realized gain                                                 --            --         --          --         --      (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $  (0.21)     $  (0.22)  $  (0.24)   $  (0.18)  $  (0.27)  $  (0.74)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   0.34      $   1.26   $  (0.28)   $   1.06   $   0.89   $  (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  12.06      $  11.72   $  10.46    $  10.74   $   9.68   $   8.79
====================================================================================================================================
Total return*                                                      4.67%**      14.32%     (0.27)%     12.91%     13.26%    (11.20)%
Ratio of net expenses to average net assets+                       0.64%***      0.66%      0.72%       0.71%      0.73%      0.74%
Ratio of net investment income to average net assets+              2.35%***      1.85%      1.75%       1.59%      1.70%      3.20%
Portfolio turnover rate                                               5%***         9%         9%         14%        10%        44%
Net assets, end of period (in thousands)                       $130,751      $128,425   $118,833    $132,166   $125,354   $120,786
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                  0.64%***      0.66%      0.72%       0.71%      0.73%      0.76%
   Net investment income                                           2.35%***      1.85%      1.75%       1.59%      1.70%      3.18%
====================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 59

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Moderate Allocation Fund
                                                              ---------------------------------------------------------------
                                                              Six Months
                                                              Ended        Year      Year       Year      Year      Year
                                                              1/31/14      Ended     Ended      Ended     Ended     Ended
                                                              (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
-----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $ 11.31      $ 10.04   $ 10.26    $  9.25   $  8.41   $ 10.39
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                  $  0.07      $  0.11   $  0.11    $  0.08   $  0.08   $  0.19
   Net realized and unrealized gain (loss) on investments        0.41         1.22     (0.22)      1.02      0.96     (1.53)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $  0.48      $  1.33   $ (0.11)   $  1.10   $  1.04   $ (1.34)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                      $ (0.04)     $ (0.06)  $ (0.11)   $ (0.09)  $ (0.20)  $ (0.03)
   Net realized gain                                               --           --        --         --        --     (0.61)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                            $ (0.04)     $ (0.06)  $ (0.11)   $ (0.09)  $ (0.20)  $ (0.64)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  0.44      $  1.27   $ (0.22)   $  1.01   $  0.84   $ (1.98)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 11.75      $ 11.31   $ 10.04    $ 10.26   $  9.25   $  8.41
=============================================================================================================================
Total return*                                                    4.28%**     13.31%    (0.99)%    11.89%    12.39%   (11.81)%
Ratio of net expenses to average net assets+                     1.52%***     1.52%     1.52%      1.52%     1.52%     1.52%
Ratio of net investment income to average net assets+            1.27%***     1.06%     1.11%      0.83%     0.92%     2.44%
Portfolio turnover rate                                             5%***        9%        9%        14%       10%       44%
Net assets, end of period (in thousands)                      $ 8,692      $10,068   $16,072    $26,166   $33,115   $35,197
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                1.57%***     1.58%     1.60%      1.53%     1.56%     1.63%
   Net investment income                                         1.22%***     0.99%     1.03%      0.82%     0.88%     2.33%
=============================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                  ---------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year       Year      Year      Year
                                                                  1/31/14      Ended     Ended      Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 10.92      $  9.77   $ 10.07    $  9.10   $  8.29   $ 10.30
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.10      $  0.12   $  0.10    $  0.09   $  0.09   $  0.19
   Net realized and unrealized gain (loss) on investments            0.37         1.19     (0.22)      1.01      0.94     (1.53)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.47      $  1.31   $ (0.12)   $  1.10   $  1.03   $ (1.34)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.15)     $ (0.16)  $ (0.18)   $ (0.13)  $ (0.22)  $ (0.06)
   Net realized gain                                                   --           --        --         --        --     (0.61)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.15)     $ (0.16)  $ (0.18)   $ (0.13)  $ (0.22)  $ (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.32      $  1.15   $ (0.30)   $  0.97   $  0.81   $ (2.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 11.24      $ 10.92   $  9.77    $ 10.07   $  9.10   $  8.29
=================================================================================================================================
Total return*                                                        4.32%**     13.56%    (1.08)%    12.12%    12.43%   (11.85)%
Ratio of net expenses to average net assets+                         1.33%***     1.34%     1.41%      1.40%     1.44%     1.52%
Ratio of net investment income to average net assets+                1.69%***     1.15%     1.06%      0.89%     0.98%     2.44%
Portfolio turnover rate                                                 5%***        9%        9%        14%       10%       44%
Net assets, end of period (in thousands)                          $70,491      $64,989   $53,594    $52,059   $43,725   $37,513
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    1.33%***     1.34%     1.41%      1.40%     1.44%     1.52%
   Net investment income                                             1.69%***     1.15%     1.06%      0.89%     0.98%     2.44%
=================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 61

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Moderate Allocation Fund
                                                                  -----------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year         Year      Year      Year
                                                                  1/31/14      Ended     Ended        Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12      7/31/11   7/31/10   7/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $ 11.86      $ 10.58   $ 10.88      $  9.80   $  8.89   $ 10.94
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.14      $  0.25   $  0.22      $  0.21   $  0.20   $  0.29
   Net realized and unrealized gain (loss) on investments            0.43         1.28     (0.23)        1.09      1.02     (1.55)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.57      $  1.53   $ (0.01)     $  1.30   $  1.22   $ (1.26)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.24)     $ (0.25)  $ (0.29)     $ (0.22)  $ (0.31)  $ (0.18)
   Net realized gain                                                   --           --        --           --        --     (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.24)     $ (0.25)  $ (0.29)     $ (0.22)  $ (0.31)  $ (0.79)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.33      $  1.28   $ (0.30)     $  1.08   $  0.91   $ (2.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 12.19      $ 11.86   $ 10.58      $ 10.88   $  9.80   $  8.89
===================================================================================================================================
Total return*                                                        4.75%**     14.68%     0.00%(b)    13.37%    13.75%   (10.09)%
Ratio of net expenses to average net assets+                         0.34%***     0.36%     0.38%        0.32%     0.33%     0.33%
Ratio of net investment income to average net assets+                2.30%***     2.26%     2.14%        2.00%     2.10%     3.59%
Portfolio turnover rate                                                 5%***        9%        9%          14%       10%       44%
Net assets, end of period (in thousands)                          $ 3,193      $ 4,134   $ 5,208      $ 8,069   $ 8,120   $ 8,015
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.34%***     0.36%     0.38%        0.32%     0.33%     0.33%
   Net investment income                                             2.30%***     2.26%     2.14%        2.00%     2.10%     3.59%
===================================================================================================================================

(a) Calculated using average shares outstanding for the period.

(b) Amount rounds to less than $0.01%.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                               ---------------------------------------------------------------------
                                                               Six Months
                                                               Ended         Year       Year        Year       Year       Year
                                                               1/31/14       Ended      Ended       Ended      Ended      Ended
                                                               (unaudited)   7/31/13    7/31/12     7/31/11    7/31/10    7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                           $  12.32      $  10.75   $  11.09    $   9.77   $   8.74   $  11.50
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $   0.14      $   0.17   $   0.14    $   0.12   $   0.11   $   0.19
   Net realized and unrealized gain (loss) on investments          0.51          1.57      (0.29)       1.33       1.10      (2.14)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   0.65      $   1.74   $  (0.15)   $   1.45   $   1.21   $  (1.95)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $  (0.19)     $  (0.17)  $  (0.19)   $  (0.13)  $  (0.18)  $  (0.04)
   Net realized gain                                                 --            --         --          --         --      (0.77)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $  (0.19)     $  (0.17)  $  (0.19)   $  (0.13)  $  (0.18)  $  (0.81)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   0.46      $   1.57   $  (0.34)   $   1.32   $   1.03   $  (2.76)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  12.78      $  12.32   $  10.75    $  11.09   $   9.77   $   8.74
====================================================================================================================================
Total return*                                                      5.21%**      16.40%     (1.31)%     14.85%     13.90%    (15.49)%
Ratio of net expenses to average net assets+                       0.66%***      0.69%      0.76%       0.76%      0.79%      0.79%
Ratio of net investment income to average net assets+              2.15%***      1.50%      1.29%       1.11%      1.12%      2.24%
Portfolio turnover rate                                               4%***         6%         7%         12%        11%        49%
Net assets, end of period (in thousands)                       $154,711      $149,586   $134,988    $140,979   $125,433   $111,447
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                  0.66%***      0.69%      0.76%       0.76%      0.80%      0.89%
   Net investment income                                           2.15%***      1.50%      1.29%       1.11%      1.11%      2.14%
====================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 63

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Growth Allocation Fund
                                                                  ----------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year       Year      Year      Year
                                                                  1/31/14      Ended     Ended      Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $ 10.93      $  9.52   $  9.80    $  8.64   $  7.75   $  10.33
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.05      $  0.07   $  0.06    $  0.03   $  0.03   $   0.11
   Net realized and unrealized gain (loss) on investments            0.47         1.40     (0.26)      1.17      0.98      (1.92)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.52      $  1.47   $ (0.20)   $  1.20   $  1.01   $  (1.81)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.02)     $ (0.06)  $ (0.08)   $ (0.04)  $ (0.12)  $     --
   Net realized gain                                                   --           --        --         --        --      (0.77)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.02)     $ (0.06)  $ (0.08)   $ (0.04)  $ (0.12)  $  (0.77)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.50      $  1.41   $ (0.28)   $  1.16   $  0.89   $  (2.58)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 11.43      $ 10.93   $  9.52    $  9.80   $  8.64   $   7.75
==================================================================================================================================
Total return*                                                        4.77%**     15.46%    (2.01)%    13.90%    13.03%    (16.05)%
Ratio of net expenses to average net assets+                         1.57%***     1.57%     1.57%      1.57%     1.57%      1.57%
Ratio of net investment income to average net assets+                0.96%***     0.68%     0.59%      0.35%     0.36%      1.47%
Portfolio turnover rate                                                 4%***        6%        7%        12%       11%        49%
Net assets, end of period (in thousands)                          $14,450      $17,441   $24,941    $35,567   $39,902   $ 43,390
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    1.62%***     1.60%     1.66%      1.61%     1.66%      1.77%
   Net investment income                                             0.91%***     0.64%     0.50%      0.31%     0.27%      1.27%
==================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Growth Allocation Fund
                                                                  ----------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year       Year      Year      Year
                                                                  1/31/14      Ended     Ended      Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                              $ 11.65      $ 10.18   $ 10.50    $  9.26   $  8.30   $  10.99
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.09      $  0.09   $  0.06    $  0.04   $  0.04   $   0.11
   Net realized and unrealized gain (loss) on investments            0.48         1.48     (0.27)      1.26      1.04      (2.03)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.57      $  1.57   $ (0.21)   $  1.30   $  1.08   $  (1.92)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.12)     $ (0.10)  $ (0.11)   $ (0.06)  $ (0.12)  $     --
   Net realized gain                                                   --           --        --         --        --      (0.77)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.12)     $ (0.10)  $ (0.11)   $ (0.06)  $ (0.12)  $  (0.77)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.45      $  1.47   $ (0.32)   $  1.24   $  0.96   $  (2.69)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 12.10      $ 11.65   $ 10.18    $ 10.50   $  9.26   $   8.30
==================================================================================================================================
Total return*                                                        4.85%**     15.58%    (1.91)%    14.10%    13.08%    (16.08)%
Ratio of net expenses to average net assets+                         1.35%***     1.40%     1.46%      1.46%     1.51%      1.57%
Ratio of net investment income to average net assets+                1.48%***     0.78%     0.59%      0.40%     0.40%      1.44%
Portfolio turnover rate                                                 4%***        6%        7%        12%       11%        49%
Net assets, end of period (in thousands)                          $58,426      $53,032   $45,570    $48,586   $43,087   $ 36,602
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    1.35%***     1.40%     1.46%      1.46%     1.51%      1.60%
   Net investment income                                             1.48%***     0.78%     0.59%      0.40%     0.40%      1.40%
==================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 65

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      Growth Allocation Fund
                                                                  ---------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year       Year      Year      Year
                                                                  1/31/14      Ended     Ended      Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
---------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $ 12.56      $ 10.95   $ 11.45    $ 10.07   $  9.00   $ 11.64
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.18      $  0.20   $  0.17    $  0.17   $  0.15   $  0.20
   Net realized and unrealized gain (loss) on investments            0.50         1.61     (0.44)      1.37      1.14     (1.97)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.68      $  1.81   $ (0.27)   $  1.54   $  1.29   $ (1.77)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.21)     $ (0.20)  $ (0.23)   $ (0.16)  $ (0.22)  $ (0.10)
   Net realized gain                                                   --           --        --         --        --     (0.77)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.21)     $ (0.20)  $ (0.23)   $ (0.16)  $ (0.22)  $ (0.87)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.47      $  1.61   $ (0.50)   $  1.38   $  1.07   $ (2.64)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 13.03      $ 12.56   $ 10.95    $ 11.45   $ 10.07   $  9.00
=================================================================================================================================
Total return*                                                        5.38%**     16.70%    (2.28)%    15.39%    14.33%   (13.68)%
Ratio of net expenses to average net assets+                         0.34%***     0.44%     0.50%      0.36%     0.39%     0.39%
Ratio of net investment income to average net assets+                2.71%***     1.71%     1.60%      1.58%     1.54%     2.44%
Portfolio turnover rate                                                 4%***        6%        7%        12%       11%       49%
Net assets, end of period (in thousands)                          $ 1,232      $ 1,314   $ 2,012    $ 1,947   $ 2,508   $ 1,614
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.34%***     0.44%     0.50%      0.36%     0.39%     0.39%
   Net investment income                                             2.71%***     1.71%     1.60%      1.58%     1.54%     2.44%
=================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Aggressive Allocation Fund
                                                                  ----------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year       Year      Year      Year
                                                                  1/31/14      Ended     Ended      Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $ 12.47      $ 10.60   $ 11.07    $  9.56   $  8.45   $  11.85
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.12      $  0.11   $  0.08    $  0.06   $  0.04   $   0.09
   Net realized and unrealized gain (loss) on investments            0.58         1.87     (0.42)      1.51      1.16      (2.54)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.70      $  1.98   $ (0.34)   $  1.57   $  1.20   $  (2.45)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.13)     $ (0.11)  $ (0.13)   $ (0.06)  $ (0.09)  $     --
   Net realized gain                                                   --           --        --         --        --      (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.13)     $ (0.11)  $ (0.13)   $ (0.06)  $ (0.09)  $  (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.57      $  1.87   $ (0.47)   $  1.51   $  1.11   $  (3.40)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 13.04      $ 12.47   $ 10.60    $ 11.07   $  9.56   $   8.45
==================================================================================================================================
Total return*                                                        5.59%**     18.86%    (3.06)%    16.42%    14.16%    (19.05)%
Ratio of net expenses to average net assets+                         0.79%***     0.82%     0.85%      0.85%     0.85%      0.85%
Ratio of net investment income to average net assets+                1.85%***     0.99%     0.76%      0.52%     0.44%      1.07%
Portfolio turnover rate                                                 6%***        6%        7%        11%       12%        55%
Net assets, end of period (in thousands)                          $94,074      $90,921   $82,940    $92,878   $85,488   $ 79,480
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.79%***     0.82%     0.87%      0.85%     0.88%      1.01%
   Net investment income                                             1.85%***     0.99%     0.74%      0.52%     0.41%      0.91%
==================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 67

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Aggressive Allocation Fund
                                                                -------------------------------------------------------------------
                                                                Six Months
                                                                Ended        Year      Year       Year        Year       Year
                                                                1/31/14      Ended     Ended      Ended       Ended      Ended
                                                                (unaudited)  7/31/13   7/31/12    7/31/11     7/31/10    7/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                            $ 11.72      $  9.95   $ 10.35    $   8.96    $  7.93    $  11.29
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                    $  0.05      $  0.03   $  0.01    $  (0.02)   $ (0.03)   $   0.02
   Net realized and unrealized gain (loss) on investments          0.56         1.74     (0.40)       1.41       1.08       (2.43)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  0.61      $  1.77   $ (0.39)   $   1.39    $  1.05    $  (2.41)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $    --      $    --   $ (0.01)   $     --    $ (0.02)   $     --
   Net realized gain                                                 --           --        --          --         --       (0.95)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                              $    --      $    --   $ (0.01)   $     --    $ (0.02)   $  (0.95)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  0.61      $  1.77   $ (0.40)   $   1.39    $  1.03    $  (3.36)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 12.33      $ 11.72   $  9.95    $  10.35    $  8.96    $   7.93
===================================================================================================================================
Total return*                                                      5.20%**     17.79%    (3.72)%     15.51%     13.22%     (19.69)%
Ratio of net expenses to average net assets+                       1.64%***     1.64%     1.64%       1.64%      1.64%       1.64%
Ratio of net investment income to average net assets+              0.80%***     0.25%     0.05%      (0.21)%    (0.33)%      0.28%
Portfolio turnover rate                                               6%***        6%        7%         11%        12%         55%
Net assets, end of period (in thousands)                        $ 7,474      $ 8,495   $12,074    $ 17,642    $19,256    $ 20,884
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                  1.75%***     1.73%     1.77%       1.71%      1.76%       1.89%
   Net investment income (loss)                                    0.69%***     0.16%    (0.08)%     (0.28)%    (0.45)%      0.04%
===================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Aggressive Allocation Fund
                                                                --------------------------------------------------------------------
                                                                Six Months
                                                                Ended        Year      Year        Year        Year       Year
                                                                1/31/14      Ended     Ended       Ended       Ended      Ended
                                                                (unaudited)  7/31/13   7/31/12     7/31/11     7/31/10    7/31/09
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $ 11.83      $ 10.07   $ 10.50     $   9.08    $  8.04    $  11.43
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                    $  0.08      $  0.03   $  0.00(b)  $  (0.01)   $ (0.03)   $   0.02
   Net realized and unrealized gain (loss) on investments          0.54         1.77     (0.38)        1.43       1.10       (2.46)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $  0.62      $  1.80   $ (0.38)    $   1.42    $  1.07    $  (2.44)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $ (0.06)     $ (0.04)  $ (0.05)    $     --    $ (0.03)   $     --
   Net realized gain                                                 --           --        --           --         --       (0.95)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                              $ (0.06)     $ (0.04)  $ (0.05)    $     --    $ (0.03)   $  (0.95)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  0.56      $  1.76   $ (0.43)    $   1.42    $  1.04    $  (3.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 12.39      $ 11.83   $ 10.07     $  10.50    $  9.08    $   8.04
====================================================================================================================================
Total return*                                                      5.22%**     17.97%    (3.61)%      15.64%     13.25%     (19.71)%
Ratio of net expenses to average net assets+                       1.49%***     1.51%     1.56%        1.55%      1.58%       1.64%
Ratio of net investment income to average net assets+              1.23%***     0.31%     0.01%       (0.14)%    (0.31)%      0.27%
Portfolio turnover rate                                               6%***        6%        7%          11%        12%         55%
Net assets, end of period (in thousands)                        $20,822      $19,582   $17,317     $ 18,899    $18,161    $ 17,171
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                  1.49%***     1.51%     1.56%        1.55%      1.58%       1.70%
   Net investment income (loss)                                    1.23%***     0.31%     0.01%       (0.14)%    (0.31)%      0.21%
====================================================================================================================================

(a) Calculated using average shares outstanding for the period.

(b) Amount rounds to less than $0.01.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 69

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Aggressive Allocation Fund
                                                                  ----------------------------------------------------------------
                                                                  Six Months
                                                                  Ended        Year      Year       Year      Year      Year
                                                                  1/31/14      Ended     Ended      Ended     Ended     Ended
                                                                  (unaudited)  7/31/13   7/31/12    7/31/11   7/31/10   7/31/09
----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                              $ 12.49      $ 10.65   $ 11.24    $  9.67   $  8.55   $  12.02
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                      $  0.15      $  0.22   $  0.12    $  0.11   $  0.08   $   0.13
   Net realized and unrealized gain (loss) on investments            0.58         1.77     (0.55)      1.56      1.16      (2.65)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  0.73      $  1.99   $ (0.43)   $  1.67   $  1.24   $  (2.52)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.10)     $ (0.15)  $ (0.16)   $ (0.10)  $ (0.12)  $     --
   Net realized gain                                                   --           --        --         --        --      (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                $ (0.10)     $ (0.15)  $ (0.16)   $ (0.10)  $ (0.12)  $  (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  0.63      $  1.84   $ (0.59)   $  1.57   $  1.12   $  (3.47)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 13.12      $ 12.49   $ 10.65    $ 11.24   $  9.67   $   8.55
==================================================================================================================================
Total return*                                                        5.84%**     18.87%    (3.76)%    17.32%    14.49%    (19.35)%
Ratio of net expenses to average net assets+                         0.46%***     0.67%     0.55%      0.46%     0.42%      0.43%
Ratio of net investment income to average net assets+                2.28%***     1.89%     1.11%      0.99%     0.88%      1.58%
Portfolio turnover rate                                                 6%***        6%        7%        11%       12%        55%
Net assets, end of period (in thousands)                          $   406      $   489   $ 1,189    $ 1,311   $ 1,868   $  1,627
Ratios with no waivers of fees and assumption of expenses by the
   Adviser and no reduction for fees paid indirectly:
   Total expenses                                                    0.46%***     0.67%     0.55%      0.46%     0.42%      0.43%
   Net investment income                                             2.28%***     1.89%     1.11%      0.99%     0.88%      1.58%
==================================================================================================================================

(a) Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

*** Annualized.

The accompanying notes are an integral part of these financial statements.

70 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Notes to Financial Statements | 1/31/14 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Effective as of the close of business on December 31, 2009, the Fund's Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 71 entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

72 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2013 was as follows:

    ----------------------------------------------------------------------------
                               Ordinary           Long-Term
    Fund                       Income             Capital Gains       Total
    ----------------------------------------------------------------------------
    Conservative Fund          $1,276,850         $ --                $1,276,850
    Moderate Fund               3,416,192           --                 3,416,192
    Growth Fund                 2,716,083           --                 2,716,083
    Aggressive Fund               934,735           --                   934,735

    The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2013:

    ----------------------------------------------------------------------------
                                                      Other         Net
                       Undistributed                  Book/Tax      Unrealized
                       Ordinary       Capital Loss    Temporary     Appreciation
    Fund               Income         Carryforward    Differences   Depreciation
    ----------------------------------------------------------------------------
    Conservative Fund   $1,170,281     $ (2,788,108)   $ --          $ 7,143,265
    Moderate Fund        3,297,033      (32,484,474)     --           37,467,104
    Growth Fund          2,828,375      (42,274,920)     --           47,883,267
    Aggressive Fund      1,041,682      (30,672,473)     --           30,326,872

    The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A.(UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2014:

    ----------------------------------------------------------------------------
    Fund                                                                 Amount
    ----------------------------------------------------------------------------
    Conservative Fund                                                    $ 8,207
    Moderate Fund                                                        $19,179
    Growth Fund                                                          $31,750
    Aggressive Fund                                                      $17,051

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 73

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

E.  Risks

    Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher- grade securities or more- established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Funds' principal risks.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion         0.13% on investments in underlying funds managed by
                                     Pioneer (and cash); and 0.17% on other investments

On the next $1.5 billion             0.11% on investments in underlying funds managed by
                                     Pioneer (and cash); and 0.14% on other investments

On the next $1.5 billion             0.10% on investments in underlying funds managed by
                                     Pioneer (and cash); and 0.12% on other investments

On the next $1.5 billion             0.08% on investments in underlying funds managed by
                                     Pioneer (and cash); and 0.10% on other investments

Over $7 billion                      0.08% on investments in underlying funds managed by
                                     Pioneer (and cash); and 0.09% on other investments

74 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

For the six months ended January 31, 2014, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the six months ended January 31, 2014 are reflected in the Statement of Operations.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, Inc. (Ibbotson). PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson as compensation for its services to the Funds.

In addition, under the PIM's management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts payable to PIM at January 31, 2014:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $10,275
Moderate Fund                                                            $31,113
Growth Fund                                                              $33,088
Aggressive Fund                                                          $18,953

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2015. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                              Class A             Class B            Class C
--------------------------------------------------------------------------------
Conservative Fund                 0.78%               1.68%              1.68%
Moderate Fund                     0.74%               1.52%              1.52%
Growth Fund                       0.79%               1.57%              1.57%
Aggressive Fund                   0.85%               1.64%              1.64%

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at January 31, 2014:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 8,054
Moderate Fund                                                            $29,982
Growth Fund                                                              $36,145
Aggressive Fund                                                          $24,617

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 75

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act with respect to Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts in distribution fees payable to PFD at January 31, 2014.

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $30,661
Moderate Fund                                                            $99,833
Growth Fund                                                              $99,639
Aggressive Fund                                                          $46,685

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

For the six months ended January 31, 2014, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                      Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $5,339
Moderate Fund                                                             $6,919
Growth Fund                                                               $5,032
Aggressive Fund                                                           $1,525

76 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

5. Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

Pioneer Ibbotson Conservative Allocation Fund

---------------------------------------------------------------------------------------------
                                         Beginning    Acquisitions   Dispositions   Ending
Underlying Funds (Affiliated) (Class Y)  Shares       Shares         Shares         Shares
---------------------------------------------------------------------------------------------
Pioneer Bond Fund                        1,548,643     138,962        (51,649)      1,635,956
Pioneer Core Equity Fund                    98,861       1,399        (13,663)         86,597
Pioneer Disciplined Growth Fund             45,907         784         (5,379)         41,312
Pioneer Disciplined Value Fund             113,201      11,665        (19,839)        105,027
Pioneer Dynamic Credit Fund                269,721      15,057        (10,517)        274,261
Pioneer Emerging Markets Fund               27,575       2,325         (2,697)         27,203
Pioneer Equity Income Fund                  21,310         798         (2,216)         19,892
Pioneer Floating Rate Fund                  96,168       4,687         (2,912)         97,943
Pioneer Fund                                54,532       4,193         (6,350)         52,375
Pioneer Fundamental Growth Fund             91,257       2,497        (11,651)         82,103
Pioneer Global Equity Fund                 238,910       4,112        (29,780)        213,242
Pioneer Global High Yield Fund             402,965      25,656        (13,465)        415,156
Pioneer Global Multisector Income
    Fund (FKA Pioneer Global
    Aggregate Bond Fund)                   120,905       8,572         (3,873)        125,604
Pioneer High Yield Fund                    245,139       8,647        (63,330)        190,456
Pioneer International Value Fund           256,804      11,590        (25,136)        243,258
Pioneer Mid Cap Value Fund                  53,075       4,620         (7,363)         50,332
Pioneer Multi-Asset Ultrashort Income Fund  66,345       3,266         (1,851)         67,760
Pioneer Oak Ridge Small Cap Growth Fund     17,226       1,535         (1,488)         17,273
Pioneer Real Estate Shares                  25,358       4,533         (2,929)         26,962
Pioneer Select Mid Cap Growth Fund          24,463         784         (8,728)         16,519
Pioneer Short Term Income Fund           1,082,933      40,705        (63,373)      1,060,265
Pioneer Strategic Income Fund              589,216      58,345        (20,353)        627,208

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 77

------------------------------------------------------------------------------------------------
                                          Realized     Capital Gain   Dividend       Ending
Underlying Funds (Affiliated) (Class Y)   Gain (Loss)  Distributions  Income         Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         $ (2,269)    $     --       $  359,388     $15,754,257
Pioneer Core Equity Fund                    64,328           --            7,355       1,329,264
Pioneer Disciplined Growth Fund             21,615      261,204           14,613         663,885
Pioneer Disciplined Value Fund              79,101           --               --       1,968,198
Pioneer Dynamic Credit Fund                   (507)          --           54,263       2,720,667
Pioneer Emerging Markets Fund                  975           --            6,132         652,605
Pioneer Equity Income Fund                  27,132       22,815            8,440         665,592
Pioneer Floating Rate Fund                      56           --           13,054         683,644
Pioneer Fund                                 9,225      175,268           13,561       1,990,758
Pioneer Fundamental Growth Fund             58,986       51,557            7,284       1,328,421
Pioneer Global Equity Fund                  72,426           --           54,716       2,648,463
Pioneer Global High Yield Fund                (574)          --          150,486       4,060,225
Pioneer Global Multisector Income
    Fund (FKA Pioneer Global
    Aggregate Bond Fund)                    (2,144)       7,756           25,020       1,362,798
Pioneer High Yield Fund                     53,884       72,286           58,090       2,037,881
Pioneer International Value Fund            86,209           --          143,393       5,239,788
Pioneer Mid Cap Value Fund                  38,802      132,723            9,778       1,331,796
Pioneer Multi-Asset Ultrashort Income Fund     (27)          --            3,908         683,021
Pioneer Oak Ridge Small Cap Growth Fund      2,606       33,336               --         665,539
Pioneer Real Estate Shares                   1,975           --            9,300         689,137
Pioneer Select Mid Cap Growth Fund          97,515       29,881               --         670,158
Pioneer Short Term Income Fund              (4,971)          --          105,020      10,252,765
Pioneer Strategic Income Fund               (6,893)      99,144          153,205       6,817,746
                                          --------     --------       ----------     -----------
                                          $597,450     $885,970       $1,197,006     $64,216,608
                                          ========     ========       ==========     ===========

78 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Pioneer Ibbotson Moderate Allocation Fund

---------------------------------------------------------------------------------------------------
                                         Beginning      Acquisitions    Dispositions    Ending
Underlying Funds (Affiliated) (Class Y)  Shares         Shares          Shares          Shares
---------------------------------------------------------------------------------------------------
Pioneer Bond Fund                          2,381,615      243,034              --         2,624,649
Pioneer Core Equity Fund                     318,554           --         (21,949)          296,605
Pioneer Disciplined Growth Fund              245,880           --         (64,865)          181,015
Pioneer Disciplined Value Fund               627,827           --         (53,751)          574,076
Pioneer Dynamic Credit Fund                  587,132      210,773              --           797,905
Pioneer Emerging Markets Fund                311,641       77,673              --           389,314
Pioneer Equity Income Fund                   141,847           --          (9,088)          132,759
Pioneer Fund                                 180,119       25,233         (21,965)          183,387
Pioneer Fundamental Growth Fund              459,807           --         (38,737)          421,070
Pioneer Global Equity Fund                 1,552,569           --         (54,077)        1,498,492
Pioneer Global High Yield Fund               924,837          202         (35,143)          889,896
Pioneer Global Multisector Income
    Fund (FKA Pioneer Global
    Aggregate Bond Fund)                     328,579       50,265              --           378,844
Pioneer High Yield Fund                      396,720        8,575          (4,744)          400,551
Pioneer International Value Fund           1,186,270       50,402              --         1,236,672
Pioneer Mid Cap Value Fund                   533,860           --         (37,628)          496,232
Pioneer Multi-Asset Ultrashort
    Income Fund                              182,130       23,569              --           205,699
Pioneer Oak Ridge Small Cap
    Growth Fund                              250,990       56,814              --           307,804
Pioneer Real Estate Shares                   175,992       31,403              --           207,395
Pioneer Select Mid Cap Growth Fund           245,795           --         (81,204)          164,591
Pioneer Short Term Income Fund             2,243,233       87,016        (127,187)        2,203,062
Pioneer Strategic Income Fund                557,557      176,094              --           733,651

------------------------------------------------------------------------------------------------
                                         Realized     Capital Gain    Dividend      Ending
Underlying Funds (Affiliated) (Class Y)  Gain (Loss)  Distributions   Income        Value
------------------------------------------------------------------------------------------------
Pioneer Bond Fund                        $       --   $       --      $  541,177    $ 25,275,368
Pioneer Core Equity Fund                    102,216           --          25,140       4,552,887
Pioneer Disciplined Growth Fund             373,507    1,535,886          13,358       2,908,908
Pioneer Disciplined Value Fund              191,783       38,215          80,314      10,758,186
Pioneer Dynamic Credit Fund                      --           --         131,368       7,915,217
Pioneer Emerging Markets Fund                    --           --          86,509       9,339,647
Pioneer Equity Income Fund                   56,064      155,457          56,352       4,442,108
Pioneer Fund                                 69,515      667,945          50,212       6,970,554
Pioneer Fundamental Growth Fund             286,776      270,638          37,534       6,812,906
Pioneer Global Equity Fund                  121,807           --         383,934      18,611,268
Pioneer Global High Yield Fund              (28,236)          --         328,310       8,703,179
Pioneer Global Multisector Income
    Fund (FKA Pioneer Global
    Aggregate Bond Fund)                         --       21,245          69,783       4,110,455
Pioneer High Yield Fund                       2,715      151,843         116,361       4,285,900
Pioneer International Value Fund                 --           --         715,339      26,637,907
Pioneer Mid Cap Value Fund                  105,022    1,403,761          95,266      13,130,289
Pioneer Multi-Asset Ultrashort
    Income Fund                                  --           --          11,052       2,073,448
Pioneer Oak Ridge Small Cap
    Growth Fund                                  --      521,394              --      11,859,670
Pioneer Real Estate Shares                       --           --          64,427       5,301,026
Pioneer Select Mid Cap Growth Fund          827,597      341,289              --       6,677,443
Pioneer Short Term Income Fund               (9,821)          --         214,452      21,303,613
Pioneer Strategic Income Fund                    --       96,588         154,536       7,974,790
                                         ----------   ----------      ----------    ------------
                                         $5,204,261   $2,098,945      $3,175,424    $209,644,769
                                         ==========   ==========      ==========    ============


       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 79

Pioneer Ibbotson Growth Allocation Fund

-----------------------------------------------------------------------------------------------------
                                              Beginning   Acquisitions    Dispositions   Ending
Underlying Funds (Affiliated) (Class Y)       Shares      Shares          Shares         Shares
-----------------------------------------------------------------------------------------------------
Pioneer Bond Fund                             2,229,163      208,908              --        2,438,071
Pioneer Core Equity Fund                        521,874           --         (22,418)         499,456
Pioneer Disciplined Growth Fund                 363,811       66,711         (90,939)         339,583
Pioneer Disciplined Value Fund                  780,471           --         (66,868)         713,603
Pioneer Dynamic Credit Fund                      35,382       93,599              --          128,981
Pioneer Emerging Markets Fund                   475,550      113,209              --          588,759
Pioneer Equity Income Fund                      234,993           --         (10,015)         224,978
Pioneer Fund                                    205,658           --          (9,435)         196,223
Pioneer Fundamental Growth Fund                 578,521           --         (50,834)         527,687
Pioneer Global Equity Fund                    1,895,863           --         (13,559)       1,882,304
Pioneer Global High Yield Fund                  430,640       19,417              --          450,057
Pioneer Global Multisector Income
    Fund (FKA Pioneer Global
    Aggregate Bond Fund)                        343,220       39,718              --          382,938
Pioneer High Yield Fund                         190,861       10,890              --          201,751
Pioneer International Value Fund              1,496,636       28,938              --        1,525,574
Pioneer Mid Cap Value Fund                      632,892           --         (13,829)         619,063
Pioneer Oak Ridge Large Cap
    Growth Fund                                     597           --              --              597
Pioneer Oak Ridge Small Cap
    Growth Fund                                 249,458       76,411              --          325,869
Pioneer Real Estate Shares                      289,590       40,738              --          330,328
Pioneer Select Mid Cap Growth Fund              377,365           --         (67,653)         309,712
Pioneer Short Term Income Fund                1,705,742       42,150        (111,510)       1,636,382
Pioneer Strategic Income Fund                   592,011      124,527              --          716,538

----------------------------------------------------------------------------------------------------
                                          Realized        Capital Gain    Dividend      Ending
Underlying Funds (Affiliated) (Class Y)   Gain (Loss)     Distributions   Income        Value
----------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         $         --    $        --     $  504,699    $ 23,478,622
Pioneer Core Equity Fund                       103,039             --         42,037       7,666,645
Pioneer Disciplined Growth Fund                544,544             --         24,761       5,457,102
Pioneer Disciplined Value Fund                  95,025      2,008,339        100,639      13,372,917
Pioneer Dynamic Credit Fund                         --             --         13,536       1,279,487
Pioneer Emerging Markets Fund                       --             --        131,185      14,124,326
Pioneer Equity Income Fund                      40,615        263,477         94,880       7,527,770
Pioneer Fund                                   (12,262)       697,664         51,642       7,458,431
Pioneer Fundamental Growth Fund                380,916        344,295         47,123       8,537,974
Pioneer Global Equity Fund                      31,470             --        479,051      23,378,219
Pioneer Global High Yield Fund                      --             --        159,222       4,401,554
Pioneer Global Multisector Income
    Fund (FKA Pioneer Global
    Aggregate Bond Fund)                            --         21,896         71,821       4,154,876
Pioneer High Yield Fund                             --         74,314         57,280       2,158,739
Pioneer International Value Fund                    --             --        888,744      32,860,854
Pioneer Mid Cap Value Fund                      18,894      1,736,413        118,251      16,380,405
Pioneer Oak Ridge Large Cap
    Growth Fund                                     --             --             --          10,338
Pioneer Oak Ridge Small Cap
    Growth Fund                                     --        522,630             --      12,555,716
Pioneer Real Estate Shares                          --             --        104,025       8,443,193
Pioneer Select Mid Cap Growth Fund             651,157        603,585             --      12,565,034
Pioneer Short Term Income Fund                  (8,082)            --        161,428      15,823,818
Pioneer Strategic Income Fund                       --         98,612        157,388       7,788,772
                                          ------------    -----------     ----------    ------------
                                          $  6,371,225    $ 1,845,316     $3,207,712    $229,424,792
                                          ============    ===========     ==========    ============

80 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Pioneer Ibbotson Aggressive Allocation Fund

----------------------------------------------------------------------------------------------
                                          Beginning   Acquisitions    Dispositions   Ending
Underlying Funds (Affiliated) (Class Y)   Shares      Shares          Shares         Shares
----------------------------------------------------------------------------------------------
Pioneer Bond Fund                           711,759       94,654        (105,376)      701,037
Pioneer Core Equity Fund                    268,530           --         (10,990)      257,540
Pioneer Disciplined Growth Fund             202,305       66,711         (45,172)      223,844
Pioneer Disciplined Value Fund              384,654           --         (35,682)      348,972
Pioneer Emerging Markets Fund               344,399      103,159              --       447,558
Pioneer Equity Income Fund                  121,608           --          (5,845)      115,763
Pioneer Fund                                106,445           --          (5,560)      100,885
Pioneer Fundamental Growth Fund             275,621           --         (22,853)      252,768
Pioneer Global Equity Fund                1,166,639           --         (33,045)    1,133,594
Pioneer International Value Fund          1,106,954           --         (17,863)    1,089,091
Pioneer Mid Cap Value Fund                  469,757           --         (29,881)      439,876
Pioneer Oak Ridge Small Cap
    Growth Fund                             184,764       55,879              --       240,643
Pioneer Real Estate Shares                  208,201       25,348              --       233,549
Pioneer Select Mid Cap Growth Fund          239,740           --         (54,819)      184,921
Pioneer Short Term Income Fund              337,445       27,372              --       364,817
Pioneer Strategic Income Fund               282,231       99,035              --       381,266

-------------------------------------------------------------------------------------------------
                                          Realized      Capital Gain    Dividend     Ending
Underlying Funds (Affiliated) (Class Y)   Gain (Loss)   Distributions   Income       Value
-------------------------------------------------------------------------------------------------
Pioneer Bond Fund                         $   86,517    $       --      $  145,790   $  6,750,989
Pioneer Core Equity Fund                      47,856            --          21,717      3,953,234
Pioneer Disciplined Growth Fund              275,066            --          16,523      3,597,178
Pioneer Disciplined Value Fund                84,373       968,059          49,201      6,539,729
Pioneer Emerging Markets Fund                     --            --          99,534     10,736,923
Pioneer Equity Income Fund                    44,465       134,867          48,719      3,873,428
Pioneer Fund                                  12,225       162,595          22,621      3,834,622
Pioneer Fundamental Growth Fund              170,006       356,279          26,444      4,089,782
Pioneer Global Equity Fund                    74,490            --         290,032     14,079,242
Pioneer International Value Fund              34,323            --         639,999     23,459,028
Pioneer Mid Cap Value Fund                    85,061     1,246,515          84,610     11,639,123
Pioneer Oak Ridge Small Cap Growth Fund           --       383,182              --      9,271,989
Pioneer Real Estate Shares                        --            --          74,589      5,969,502
Pioneer Select Mid Cap Growth Fund           551,709       363,042              --      7,502,250
Pioneer Short Term Income Fund                    --            --          34,132      3,527,778
Pioneer Strategic Income Fund                     --        48,160          77,940      4,144,361
                                          ----------    ----------      ----------   ------------
                                          $1,466,091    $3,662,699      $1,631,851   $122,969,158
                                          ==========    ==========      ==========   ============

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 81

Pioneer Ibbotson Conservative Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Conservative Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (the Sub-Adviser) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and the Sub-Adviser to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM, the Sub-Adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

82 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the Sub-Adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Sub-Adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the Sub-Adviser and the personnel of the Sub-Adviser who provide investment management services to the Fund. They noted that the Sub-Adviser does not provide investment advice with respect to the purchase and sale of individual portfolio securities by the Fund, and further noted that the Sub-Adviser's responsibilities are limited to developing the asset class model, selecting the underlying funds in the Pioneer family of funds in which the Fund invests, determining the allocations to those funds and changing those allocations from time to time.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 83

The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2013, in the fourth quintile of its Morningstar category for the three year period ended June 30, 2013, and in the third quintile of its Morningstar category for the five year period ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory and sub-advisory agreements. The Trustees considered reasons for the underperformance of the Fund relative to its peer group. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the fifth quintile relative to both its Morningstar peer group and its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. They noted that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees noted that they separately review the Fund's

84 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 transfer agency, sub-transfer agency and intermediary arrangements. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Sub-Adviser and the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees reviewed management fees charged by the Sub-Adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the Sub- Adviser with respect to the Fund were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the Sub- Adviser to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 85 noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the Sub-Adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the Sub-Adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the Sub-Adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the Sub-Adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

86 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Pioneer Ibbotson Moderate Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Moderate Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (the Sub-Adviser) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and the Sub-Adviser to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM, the Sub-Adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 87

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the Sub-Adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Sub-Adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the Sub-Adviser and the personnel of the Sub-Adviser who provide investment management services to the Fund. They noted that the Sub-Adviser does not provide investment advice with respect to the purchase and sale of individual portfolio securities by the Fund, and further noted that the Sub-Adviser's responsibilities are limited to developing the asset class model, selecting the underlying funds in the Pioneer family of funds in which the Fund invests, determining the allocations to those funds and changing those allocations from time to time.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index.

88 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one and five year periods ended June 30, 2013, and in the fifth quintile of its Morningstar category for the three year period ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory and sub-advisory agreements. The Trustees considered reasons for the underperformance of the Fund relative to its peer group. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the fifth quintile relative to both its Morningstar peer group and its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. They noted that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 89

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Sub-Adviser and the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees reviewed management fees charged by the Sub-Adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the Sub- Adviser with respect to the Fund were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the Sub- Adviser to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

90 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the Sub-Adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the Sub-Adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the Sub-Adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the Sub-Adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 91

Pioneer Ibbotson Growth Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Growth Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (the Sub-Adviser) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and the Sub-Adviser to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM, the Sub-Adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

92 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the Sub-Adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Sub-Adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the Sub-Adviser and the personnel of the Sub-Adviser who provide investment management services to the Fund. They noted that the Sub-Adviser does not provide investment advice with respect to the purchase and sale of individual portfolio securities by the Fund, and further noted that the Sub-Adviser's responsibilities are limited to developing the asset class model, selecting the underlying funds in the Pioneer family of funds in which the Fund invests, determining the allocations to those funds and changing those allocations from time to time.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 93

The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one and three year periods ended June 30, 2013, and in the fourth quintile of its Morningstar category for the five year period ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory and sub-advisory agreements. The Trustees considered reasons for the underperformance of the Fund relative to its peer group. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the fifth quintile relative to both its Morningstar peer group and its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. They noted that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

94 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Sub-Adviser and the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees reviewed management fees charged by the Sub-Adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the Sub- Adviser with respect to the Fund were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the Sub- Adviser to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 95

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the Sub-Adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the Sub-Adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the Sub-Adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the Sub-Adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

96 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Pioneer Ibbotson Aggressive Allocation Fund
Approval of Investment Advisory and Sub-Advisory Agreements

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Ibbotson Aggressive Allocation Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. PIM has retained Ibbotson Associates, Inc. (the Sub-Adviser) to serve as the sub-adviser to the Fund pursuant to a sub-advisory agreement between PIM and the sub-adviser. In order for PIM and the Sub-Adviser to remain the investment adviser and sub-adviser of the Fund, respectively, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement and the sub-advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement and the sub-advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM, the Sub-Adviser and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement and the sub-advisory agreement for another year. In considering the renewal of the investment advisory agreement and the sub-advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreements.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 97

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by each of PIM and the Sub-Adviser to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement and the sub-advisory agreement.

With respect to PIM, the Trustees considered that PIM supervises and monitors the performance of the Sub-Adviser and the Fund's other service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser's investment approach for the Fund and its research process. The Trustees considered the resources of the Sub-Adviser and the personnel of the Sub-Adviser who provide investment management services to the Fund. They noted that the Sub-Adviser does not provide investment advice with respect to the purchase and sale of individual portfolio securities by the Fund, and further noted that the Sub-Adviser's responsibilities are limited to developing the asset class model, selecting the underlying funds in the Pioneer family of funds in which the Fund invests, determining the allocations to those funds and changing those allocations from time to time.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by each of PIM and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the investment advisory agreement and the sub-advisory agreement, respectively.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index.

98 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, three and five year periods ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory and sub-advisory agreements. The Trustees considered reasons for the underperformance of the Fund relative to its peer group. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The Trustees also considered that PIM, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated the fee under the sub-advisory agreement and the portion of the fee under the investment advisory agreement retained by PIM, and the services provided by the respective parties under such agreements.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the fifth quintile relative to both its Morningstar peer group and its Strategic Insight peer group for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. They noted the Fund's relatively small asset size compared to most of the other funds in its peer groups. They also noted the lower average account size of shareholders in the Fund. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund. They noted that such non-management fee operating expenses generally are spread over a smaller asset base than the other funds in the peer group, which results in these fees being significantly higher as a percentage of assets. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements. The Trustees also considered information showing significant expense reimbursements by the sponsors of the other funds in the peer groups.

       Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 99

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Sub-Adviser and the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees reviewed management fees charged by the Sub-Adviser to its other clients. The Trustees noted that the sub-advisory fees paid to the Sub-Adviser with respect to the Fund were within the range of the fee rates charged by the Sub-Adviser to its other clients.

The Trustees concluded that the management fee payable by the Fund to PIM, as well as the fees payable by PIM to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided by PIM and the Sub- Adviser to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

100 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to each of PIM and the Sub-Adviser from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to each of PIM and the Sub-Adviser by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between each of PIM and the Sub-Adviser and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that each of the investment advisory agreement between PIM and the Fund and the sub-advisory agreement between PIM and the Sub-Adviser, including, in each case, the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of each of the investment advisory agreement and the sub-advisory agreement for the Fund.

      Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 101

Trustees, Officers and Service Providers

Trustees                                 Officers
Thomas J. Perna, Chairman                Daniel K. Kingsbury, President*
David R. Bock                            Mark D. Goodwin, Executive
Benjamin M. Friedman                        Vice President
Margaret B.W. Graham                     Mark E. Bradley, Treasurer**
Daniel K. Kingsbury                      Christopher J. Kelley, Secretary
Marc O. Mayer
Marguerite A. Piret
Kenneth J. Taubes
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*  Chief Executive Officer of the Fund.
** Chief Financial and Accounting Officer of the Fund.

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

                           This page for your notes.

      Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 103

                           This page for your notes.

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                           This page for your notes.

      Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 105

                           This page for your notes.

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                           This page for your notes.

      Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14 107

                           This page for your notes.

108 Pioneer Ibbotson Asset Allocation Series | Semiannual Report | 1/31/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19016-08-0314

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 				PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date March 31, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date March 31, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date March 31, 2014

* Print the name and title of each signing officer under his or her signature.